                      SUPPLEMENT DATED SEPTEMBER 18, 2000

                                      TO

                                 iSHARES, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 30, 1999

     The information in this Supplement updates the information in, and should be read in conjunction with the Statement of Additional Information ("SAI") of iShares, Inc., dated December 30, 1999

Change in Creation Unit Size and Classification of the iShares MSCI EMU Index
Fund

     A Creation Unit of the iShares MSCI EMU Index Fund consists of 50,000 iShares, with a par value per Creation Unit of $385,926. The Fund commenced operations on July 28, 2000, and trades on the American Stock Exchange, under the ticker symbol "EZU".

     The initial shareholder of the iShares MSCI EMU Index Fund approved a proposal on July 27, 2000 to change that fund from "diversified" to "non-diversified". Such change became effective immediately. As a consequence, the iShares EMU Index Fund is now subject to the non-diversification risks described under "Investment Strategies and Risks".

Change From Diversified to Non-diversified Status of the iShares MSCI Canada Index Fund

     The shareholders of the MSCI Canada Index Fund approved a proposal on June 27, 2000 to change that fund from "diversified" to "non-diversified". Such change became effective immediately. As a consequence, the iShares MSCI Canada Index Fund is now subject to the non-diversification risks described under "Investment Strategies and Risks".

Commencement of Sales to the Public of the iShares MSCI Brazil and EMU Index
Funds

     The iShares MSCI Brazil and EMU Index Funds commenced operations on July 14, 2000 and July 28, 2000, respectively.

Commencement of Sales to the Public of the iShares MSCI South Africa and USA Index Funds

     Dates for the commencement of sales to the public of the iShares MSCI South Africa and USA Index Funds have yet to be determined.

iShares MSCI Series





                                                        The information provided
                                                      in the wrapper is not part
                                                              of the prospectus.

[LOGO OF BARCLAYS GLOBAL INVESTORS]                      The way you invest now.
                                                                    Only better.

iShares, Inc.

iShares, Inc. is an index fund consisting of separate series, each of which seeks investment results similar to the performance of a single stock market or all of the stock markets in a geographic region.
 .iShares MSCI Australia Index Fund

 .iShares MSCI Austria Index Fund

 .iShares MSCI Belgium Index Fund

 .iShares MSCI Brazil (Free) Index Fund

 .iShares MSCI Canada Index Fund

 .iShares MSCI EMU Index Fund

 .iShares MSCI France Index Fund

 .iShares MSCI Germany Index Fund

 .iShares MSCI Hong Kong Index Fund

 .iShares MSCI Italy Index Fund

 .iShares MSCI Japan Index Fund

 .iShares MSCI Malaysia (Free) Index Fund

--------------------------------------------------------------------------------

 .iShares MSCI Mexico (Free) Index Fund

 .iShares MSCI Netherlands Index Fund

 .iShares MSCI Singapore (Free) Index Fund

 .iShares MSCI South Africa Index Fund

 .iShares MSCI South Korea Index Fund

 .iShares MSCI Spain Index Fund

 .iShares MSCI Sweden Index Fund

 .iShares MSCI Switzerland Index Fund

 .iShares MSCI Taiwan Index Fund

 .iShares MSCI United Kingdom Index Fund

 .iShares MSCI USA Index Fund

--------------------------------------------------------------------------------

The iShares MSCI Index Fund Shares, known as "iSharesSM", are listed for trading on the American Stock Exchange LLC (the "AMEX"). Individual iShares are not redeemable at their net asset value, but trade on the AMEX during the day at prices that are normally close to, but not the same as, their net asset value. There is no assurance that an active trading market will be maintained for iShares or that market prices of iShares of any iShares MSCI Index Fund will be close to their net asset values in the future. Each iShares MSCI Index Fund issues and redeems iShares on a continuous basis -- at net asset value --
 only in large specified numbers of iShares called "Creation Units", usually in exchange for a basket of portfolio securities and an amount of cash.

Except when aggregated in Creation Units, iShares are not redeemable securities.

iShares, Inc. will apply to have the South Africa and USA Index Funds listed on the AMEX. Dates for the commencement of sales to the public of the iShares MSCI South Africa and USA Index Funds have yet to be determined.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the SEC determined whether the information in this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                       Prospectus Dated December 30, 1999
                        (As Revised September 15, 2000)

Table of Contents
Details on each Index Fund's market, benchmark index and performance Details on the management and operations of the Index Funds

Details on buying and selling iShares
Details on the Rule 12b-1 Distribution Plan
Per share financial data for each Index Fund


Introduction................................................................   1
Investment Objective........................................................   1
Principal Investment Strategies.............................................   1
Principal Risk Factors......................................................   2
Fees and Expenses...........................................................   3
The iShares MSCI Index Funds
  iShares MSCI Australia Index Fund.........................................   7
  iShares MSCI Austria Index Fund...........................................   8
  iShares MSCI Belgium Index Fund...........................................   9
  iShares MSCI Brazil (Free) Index Fund.....................................  10
  iShares MSCI Canada Index Fund............................................  11
  iShares MSCI EMU Index Fund...............................................  12
  iShares MSCI France Index Fund............................................  13
  iShares MSCI Germany Index Fund...........................................  14
  iShares MSCI Hong Kong Index Fund.........................................  15
  iShares MSCI Italy Index Fund.............................................  16
  iShares MSCI Japan Index Fund.............................................  17
  iShares MSCI Malaysia (Free) Index Fund...................................  18
  iShares MSCI Mexico (Free) Index Fund.....................................  20
  iShares MSCI Netherlands Index Fund.......................................  21
  iShares MSCI Singapore (Free) Index Fund..................................  22
  iShares MSCI South Africa Index Fund......................................  23
  iShares MSCI South Korea Index Fund.......................................  24
  iShares MSCI Spain Index Fund.............................................  25
  iShares MSCI Sweden Index Fund............................................  26
  iShares MSCI Switzerland Index Fund.......................................  27
  iShares MSCI Taiwan Index Fund............................................  28
  iShares MSCI United Kingdom Index Fund....................................  29
  iShares MSCI USA Index Fund...............................................  30
Investment Policies and Strategies..........................................  31
Additional Information About Principal Risk Factors.........................  33
Management
Investment Adviser..........................................................  36
Shareholder Information
Determination of Net Asset Value............................................  36
Buying and Selling iShares..................................................  36
Dividends and Capital Gains Distributions...................................  38
Tax Matters.................................................................  38
Distribution Arrangements...................................................  39
Financial Highlights........................................................  40

--------------------------------------------------------------------------------
                                                                         iShares


page i

Introduction

This Prospectus provides you with information you need to make an informed decision about whether to invest in an iShares MSCI Index Fund (each an "Index Fund" and collectively, the "Index Funds") of iShares, Inc. (the "Company"). It is organized to provide you with important facts about the Company as a whole and each particular Index Fund. The Investment Objective, Principal Investment Strategies and Principal Risk Factors sections discuss the general strategies and risks applicable to all Index Funds, while The iShares MSCI Index Funds section provides important information about each particular Index Fund, including a brief description of its benchmark index, specific risks associated with a particular market or region and prior performance.

Investment Objective

Each Index Fund seeks investment results similar to the performance of a single stock market or all of the stock markets in a geographic region. The performance of these markets is measured by stock indices compiled by Morgan Stanley Capital International Inc. ("MSCI"), and calculated based on the reinvestment of net dividends (gross dividends in the case of the MSCI Mexico
(Free) Index).

Principal Investment Strategies

Unlike many investment companies, an Index Fund does not attempt to "beat" the market or its benchmark index. Instead, it uses a "passive," or indexing, investment approach to try to produce investment results that come as close as possible to matching the performance of its benchmark index. The Index Fund does this by investing in a representative sample of index stocks that the investment adviser selects using a "portfolio sampling" technique. However, most Index Funds do not usually invest in all of the stocks of a benchmark index. Some Index Funds may even invest in stocks that are not in its benchmark index.

The use of an indexing approach may eliminate some of the risks of active management such as poor stock selection. An indexing approach may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

One negative feature of indexing is that the Company's investment adviser cannot change a strategy even if it would be beneficial to do so. For example, an Index Fund would not ordinarily sell a stock because its issuer was in financial trouble. It would normally only sell a stock if the stock was removed from an Index Fund's benchmark index by MSCI or if the investment adviser believes that selling the stock would make an Index Fund's performance more like that of its benchmark index.

Under each Index Fund's industry concentration policy, the industry weightings in an Index Fund must be within 10% of the weightings of the two most heavily weighted industries in its benchmark index.

iShares are designed for investors who want a relatively inexpensive passive approach to investing in a portfolio of stocks from a single country or region. International diversification is a generally recognized way to reduce investment portfolio risk. Also, many of the foreign stocks in an Index Fund (other than the iShares MSCI USA Index Fund) are difficult to purchase or hold, or are, as a practical matter, not available to retail investors.

The Index Funds offer investors a convenient way to obtain index-based exposure to the stock markets of a specific country or region. The prices of iShares may be volatile. Therefore, if you purchase iShares, you should be able to tolerate sudden, or even drastic, changes in the value of your investment. We cannot assure that any Index Fund will achieve its investment objective, and you should understand that your investment (other than an investment in the iShares MSCI USA Index Fund) will be exposed to the risks of international equity investing.

Each Index Fund issues and redeems iShares on a continuous basis -- at net asset value -- only in large specified numbers of iShares called "Creation Units" usually in exchange for a basket of portfolio

Introduction

--------------------------------------------------------------------------------
securities and an amount of cash. As a practical matter, only large institutions purchase or redeem Creation Units of iShares. Information about the fees paid when they do this is included in the Company's Statement of Additional Information. Except when aggregated in Creation Units, iShares are not redeemable securities.

Principal Risk Factors

You may lose money by investing in an Index Fund. Each Index Fund is also subject to the following principal risks, more fully described in the Additional Risk Considerations section in this prospectus. Additional risks associated with a particular market or region in which an Index Fund invests are discussed under each Index Fund's profile in The iShares MSCI Index Funds section. Some or all of these risks may adversely affect an Index Fund's net asset value, yield, total return and/or its ability to achieve its objective:

 . Market Risk. The net asset value of an Index Fund will change with changes in the market value of the stocks it holds.

 . Foreign Security Risk. Each Index Fund invests entirely within the equity markets of a single country or region. These markets (other than for the iShares MSCI USA Index Fund) are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; less publicly available information about issuers; the imposition of taxes; exchange controls; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; and social, economic and political uncertainties and the risk of expropriation of assets.

 . Management Risk. Because an Index Fund does not fully replicate its benchmark index and may hold non-index stocks, it is subject to management risk. This is the risk that the investment advisor's strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

 . Currency Risk. Because each Index Fund's net asset value is determined on the basis of US dollars, you may lose money if you invest in any Index Fund other than the iShares MSCI USA Index Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of an Index Fund's holdings goes up.

 . Emerging Market Risk. Some foreign markets in which the Index Funds invest are considered to be emerging market countries. Investment in these countries subjects an Index Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market. The following Index Funds invest in emerging markets: the iShares MSCI Brazil (Free), South Korea, Malaysia (Free), Mexico (Free), South Africa and Taiwan Index Funds.

 .  Non-Diversification Risk. Each Index Fund (except for the iShares Japan,
   United Kingdom and USA Index Funds) is classified as "non-diversified." This means that these Index Funds may invest most of their assets in securities issued by a small number of companies. As a result, these Index Funds are more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . Trading Risk. While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their net asset value, disruptions to creations and redemptions (as has occurred because of Malaysia's capital controls) may result in trading prices that differ significantly from net asset value. Also, there can be no assurance that an active trading market will exist for iShares of each Index Fund on the AMEX.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

If you invest in an Index Fund, you will pay various expenses, either directly or indirectly. The following tables and examples describe the fees and expenses that you may pay if you buy and hold iShares of an Index Fund.

Shareholder Transaction Fees (fees paid directly from your investment). When buying or selling iShares of an Index Fund through a broker, you will incur customary brokerage commissions and charges.*

Annual Index Fund Operating Expenses (expenses that are deducted from the Index Fund's assets). For the Index Funds that have commenced investment operations (except the iShares MSCI Brazil (Free), EMU, South Korea and Taiwan Index Funds, which commenced sales of iShares to the public in 2000), total annual Index Fund operating expenses are based on actual expenses accrued by those Index Funds for the fiscal year ended August 31, 1999, but have been restated to reflect the changes in the fee arrangements for the management fees and other expenses of these Index Funds that were approved by their shareholders at or following a special meeting held on May 5, 2000.

                                                                       Brazil
iShares MSCI Index Fund                   Australia Austria  Belgium   (Free)+
-----------------------                   --------- -------  -------   ------
Management fees..........................   0.15%    0.00%    0.00%     0.74%
Distribution (Rule 12b-1) fees...........   0.25%    0.25%    0.25%     0.25%
Other expenses...........................   0.44%    0.74%    0.66%     0.53%
                                           ------   ------   ------    ------
Total annual Index Fund operating
 expenses................................   0.84%    0.99%    0.91%     1.52%
Expense Reimbursement by investment
 adviser.................................   0.00%   (0.15%)  (0.07%)   (0.53%)
                                           ------   ------   ------    ------
Net Expenses.............................   0.84%    0.84%    0.84%     0.99%
                                           ======   ======   ======    ======

iShares MSCI Index Fund                    Canada     EMU+   France   Germany
-----------------------                    ------     ---    ------   --------
Management fees..........................   0.00%    0.59%    0.11%     0.17%
Distribution (Rule 12b-1) fees...........   0.25%    0.25%    0.25%     0.25%
Other expenses...........................   0.66%    0.41%    0.48%     0.42%
                                           ------   ------   ------    ------
Total annual Index Fund operating
 expenses................................   0.91%    1.25%    0.84%     0.84%
Expense Reimbursement by investment
 adviser.................................  (0.07%)  (0.41%)   0.00%     0.00%
                                           ------   ------   ------    ------
Net Expenses.............................   0.84%    0.84%    0.84%     0.84%
                                           ======   ======   ======    ======

                                                                      Malaysia
iShares MSCI Index Fund                   Hong Kong  Italy    Japan    (Free)
-----------------------                   ---------  -----    -----   --------
Management fees..........................   0.18%    0.13%    0.22%     0.00%
Distribution (Rule 12b-1) fees...........   0.25%    0.25%    0.25%     0.25%
Other expenses...........................   0.41%    0.46%    0.37%     0.86%
                                           ------   ------   ------    ------
Total annual Index Fund operating
 expenses................................   0.84%    0.84%    0.84%     1.11%
Expense Reimbursement by investment
 adviser.................................   0.00%    0.00%    0.00%    (0.27%)
                                           ------   ------   ------    ------
Net Expenses.............................   0.84%    0.84%    0.84%     0.84%
                                           ======   ======   ======    ======

--------
* Creation Unit Transaction Fees for Institutional Investors. The Company issues and redeems shares of iShares only in "Creation Units", which are large blocks of at least 50,000 to 600,000 shares, depending on the Index Fund. As a practical matter, only institutions are capable of purchasing or redeeming these Creation Units. In connection with the purchase or the redemption of a Creation Unit of an Index Fund, an investor must pay to the Company a purchase or redemption transaction fee, which is intended to offset the issuance/redemption transaction costs incurred by that Index Fund. The basic transaction fees (per Creation Unit purchase or redemption transaction) range from maximums of $1,500 to $8,000, depending on the Index Fund. In addition to the basic transaction fee, Creation Unit purchase or redemption transactions for cash (only if available) require an additional maximum variable charge based on the value of the Creation Unit being purchased or redeemed, depending on the Index Fund. See "Shareholder Information -- Buying and Selling iShares" in this Prospectus for a list of the Creation Unit maximum transaction fees for each Index Fund.
+ These expenses are based on estimated expenses the Index Fund expects to incur for the current fiscal year. Fees paid to the administrator are included in "other expenses" and are estimated based on assumed average daily net assets of $50 million for each of the iShares MSCI Brazil (Free), EMU, South Africa, South Korea, Taiwan and USA Index Funds.

Fees and Expenses

--------------------------------------------------------------------------------

                                     Mexico              Singapore    South
iShares MSCI Index Fund              (Free)  Netherlands  (Free)     Africa**+
-----------------------              ------  ----------- ---------   ------
Management fees.....................  0.00%     0.11%      0.20%      0.74%
Distribution (Rule 12b-1) fees......  0.25%     0.25%      0.25%      0.25%
Other expenses......................  0.72%     0.48%      0.39%      0.45%
                                     ------    ------      -----     ------
Total annual Index Fund operating
 expenses...........................  0.97%     0.84%      0.84%      1.44%
Expense Reimbursement by investment
 adviser............................ (0.13%)    0.00%      0.00%     (0.45%)
                                     ------    ------      -----     ------
Net Expenses........................  0.84%     0.84%      0.84%      0.99%
                                     ======    ======      =====     ======

                                     South
iShares MSCI Index Fund              Korea+     Spain     Sweden   Switzerland
-----------------------              -----      -----     ------   -----------
Management fees.....................  0.74%     0.13%      0.04%      0.08%
Distribution (Rule 12b-1) fees......  0.25%     0.25%      0.25%      0.25%
Other expenses......................  0.48%     0.46%      0.55%      0.51%
                                     ------    ------      -----     ------
Total annual Index Fund operating
 expenses...........................  1.47%     0.84%      0.84%      0.84%
Expense Reimbursement by investment
 adviser............................ (0.48%)    0.00%      0.00%      0.00%
                                     ------    ------      -----     ------
Net Expenses........................  0.99%     0.84%      0.84%      0.84%
                                     ======    ======      =====     ======

                                                                United
iShares MSCI Index Fund                                 Taiwan+ Kingdom  USA**+
-----------------------                                 ------  -------  ---
Management fees........................................  0.74%   0.20%   0.59%
Distribution (Rule 12b-1) fees.........................  0.25%   0.25%   0.25%
Other expenses.........................................  0.54%   0.39%   0.36%
                                                        ------   -----  ------
Total annual Index Fund operating expenses.............  1.53%   0.84%   1.20%
Expense Reimbursement by investment adviser............ (0.54%)  0.00%  (0.36%)
                                                        ------   -----  ------
Net Expenses...........................................  0.99%   0.84%   0.84%
                                                        ======   =====  ======

--------
** As of the date of this prospectus, this Index Fund has not started investment operations.
+ These expenses are based on estimated expenses the Index Fund expects to incur for the current fiscal year. Fees paid to the administrator are included in "other expenses" and are estimated based on assumed average daily net assets of $50 million for each of the iShares MSCI Brazil (Free), EMU, South Africa, South Korea, Taiwan and USA Index Funds.

--------------------------------------------------------------------------------
                                                                         iShares

Example of Expenses

These examples are intended to help you compare the cost of investing in an Index Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, a 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                          1     3     5    10
                                                         Year Years Years Years
      iShares MSCI Index Fund                            ($)   ($)   ($)   ($)
      -----------------------                            ---- ----- ----- -----
      Australia......................................... 104   286   483  1,052
      Austria........................................... 123   305   502  1,071
      Belgium........................................... 134   316   513  1,081
      Brazil (Free)..................................... 598   806   N/A    N/A
      Canada............................................ 131   313   510  1,078
      EMU............................................... 260   473   N/A    N/A
      France............................................ 100   282   479  1,048
      Germany...........................................  93   275   473  1,042
      Hong Kong......................................... 171   352   549  1,116
      Italy.............................................  90   281   478  1,047
      Japan............................................. 103   285   482  1,051
      Malaysia (Free)................................... 484   663   856  1,414
      Mexico (Free)..................................... 118   299   497  1,065
      Netherlands....................................... 119   301   498  1,066
      Singapore (Free).................................. 147   329   526  1,094
      South Africa...................................... 165   378   N/A    N/A
      South Korea....................................... 499   709   N/A    N/A
      Spain............................................. 110   292   489  1,058
      Sweden............................................ 116   298   495  1,063
      Switzerland....................................... 108   290   487  1,056
      Taiwan............................................ 499   709   N/A    N/A
      United Kingdom.................................... 109   291   488  1,057
      USA...............................................  95   277   N/A    N/A

The above examples are for illustration purposes only and are not a representation of the Index Funds' actual expenses and returns, either past or future (e.g., the above examples include the maximum transaction fees chargeable by an Index Fund).

The iShares MSCI Index Series

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                                                         iShares

The iShares MSCI Index Funds

iShares MSCI Australia Index Fund

CUSIP: 464286103
AMEX Trading Symbol: EWA

Fund Investment Objective

The iShares MSCI Australia Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the "Index").

Benchmark Index Information

The Index consists of 52 stocks traded primarily on the Australian Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Telstra Corp., News Corp. and News Corp. PLVO (which comprise 15.43%, 12.28% and 10.96%, respectively, of the Index's market capitalization) and its three largest industries were media, diversified telecommunication services and metals & mining (which comprise 23.23%, 15.43% and 14.01%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     (10.19%)         2.18%         19.24%
                       1997           1998           1999

                   2000 Total Return as of March 31: (7.95%)

              Best Quarter                           Worst Quarter
                                                        (12.94%)
                 13.59%                    (Quarter ended December 31, 1997)
   (Quarter ended December 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                  Since Inception
                           1 Year    (3/12/96)
                           ------ ---------------
     Australia Index Fund  19.24%      5.57%
     MSCI Australia Index  17.62%      6.06%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Austria Index Fund

CUSIP: 464286202
AMEX Trading Symbol: EWO

Fund Investment Objective

The iShares MSCI Austria Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index (the "Index").

Benchmark Index Information

The Index consists of 18 stocks traded primarily on the Vienna Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Bank Austria, Verbund Oesterreich Elektrik A and OMV Ag (which comprise 28.55%, 16.62% and 10.39%, respectively, of the Index's market capitalization) and its three largest industries were banks, electric utilities and oil & gas (which comprise 28.55%, 16.62% and 10.39%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                      1.05%         (1.83%)       (10.36%)
                      1997           1998           1999

                   2000 Total Return as of March 31: (9.11%)

              Best Quarter                           Worst Quarter
                                                        (23.45%)
                 12.76%                    (Quarter ended September 30, 1998)
     (Quarter ended March 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                    Since
                                  Inception
                         1 Year   (3/12/96)
                         -------  ---------
     Austria Index Fund  (10.36%)  (3.74%)
     MSCI Austria Index   (9.11%)  (1.39%)

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI Belgium Index Fund

CUSIP: 464286301
AMEX Trading Symbol: EWK

Fund Investment Objective

The iShares MSCI Belgium Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Index (the "Index").

Benchmark Index Information

The Index consists of 14 stocks traded primarily on the Brussels Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Fortis Belgium, Electrabel and KBC Bancassurance (which comprise 26.09%, 20.42% and 15.10%, respectively, of the Index's market capitalization) and its three largest industries were diversified financials, electric utilities and banks (which comprise 33.46%, 20.42% and 15.10%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     11.84%         51.69%        (14.05%)
                      1997           1998           1999

                   2000 Total Return as of March 31: (22.08%)

              Best Quarter                           Worst Quarter
                                                        (14.06%)
                 17.78%                      (Quarter ended March 31, 1999)
   (Quarter ended December 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                    Since
                                  Inception
                          1 Year  (3/12/96)
                         -------- ---------
     Belgium Index Fund  (14.05%)  12.92%
     MSCI Belgium Index  (14.26%)  17.05%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Brazil (Free) Index Fund

CUSIP: 464286400
AMEX Trading Symbol: EWZ

Fund Investment Objective

The iShares MSCI Brazil (Free) Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil (Free) Index (the "Index").

Benchmark Index Information

The Index consists of 46 stocks traded primarily on the Bolsa de Valores de Sao Paulo. As of March 31, 2000, the Index's three largest stocks were Petrobras Pn, Vale Do Rio Doce Pna and Eletrobras On (which comprise 10.88%, 9.41% and 8.45%, respectively, of the Index's market capitalization) and its three largest industries were diversified telecommunication services, metals & mining and electric utilities (which comprise 28.88%, 13.09% and 11.61%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that Brazil has in recent history experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to high price volatility in the Brazilian equity markets.

Prior Performance

Since the Fund was first offered to the public on July 14, 2000, and has been in existence for less than one year, prior performance information is not presented.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI Canada Index Fund

CUSIP: 464286509
AMEX Trading Symbol: EWC

Fund Investment Objective

The iShares MSCI Canada Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index (the "Index").

Benchmark Index Information

The Index consists of 72 stocks traded primarily on the Toronto Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Nortel Networks Corp., BCE Inc. and Seagram Co. (which comprise 35.61%, 15.92% and 5.10%, respectively, of the Index's market capitalization) and its three largest industries were communications equipment, electric utilities and media (which comprise 36.75%, 17.31% and 10.36%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99


                                    [GRAPH]

                     10.91%         (6.47%)        46.13%
                      1997           1998           1999

                    2000 Total Return as of March 31: 9.03%

              Best Quarter                           Worst Quarter
                                                        (24.40%)
                 21.44%                    (Quarter ended September 30, 1998)
   (Quarter ended December 31, 1999)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                 Since
                          1    Inception
                        Year   (3/12/96)
                        -----  ---------
     Canada Index Fund  46.13%   17.30%
     MSCI Canada Index  53.74%   19.78%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI EMU Index Fund

CUSIP: 464286608
AMEX Trading Symbol: EZU

Fund Investment Objective

The iShares MSCI EMU Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the European Monetary Union
(EMU) markets, as measured by the MSCI EMU Index (the "Index").

Benchmark Index Information

The Index is comprised of 307 stocks from the following ten countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. As of March 31, 2000, the Index's three largest stocks were Nokia Corp., Deutsche Telekom and France Telecom (which comprise 6.83%, 6.49% and 4.69%, respectively, of the Index's market capitalization) and its three largest industries were diversified telecommunication services, banks and communications equipment (which comprise 18.85%, 9.70% and 8.41%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that EMU was implemented only recently (January 1, 1999) and it is anticipated that additional countries will join the system over time. Also, it is possible that countries may withdraw from EMU or that EMU may be abandoned at some future time. Any change to EMU may adversely affect the investment performance of the Fund. If EMU were to be abandoned the Board of Directors would propose a change in the investment objective of the Series or cause its liquidation.

Prior Performance

Since the Fund was first offered to the public on July 28, 2000, and has been in existence for less than one year, prior performance information is not presented.


--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI France Index Fund

CUSIP: 464286707
AMEX Trading Symbol: EWQ

Fund Investment Objective

The iShares MSCI France Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the "Index").

Benchmark Index Information

The Index consists of 56 stocks traded primarily on the Paris Stock Exchange. As of March 31, 2000, the Index's three largest stocks were France Telecom, Total Fina Elf, and Vivendi (which comprise 16.42%, 10.35% and 6.33%, respectively, of the Index's market capitalization) and its three largest industries were diversified telecommunication services, oil & gas and multi-utilities (which comprise 16.42%, 10.35% and 9.51%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     11.47%         40.78%         29.97%
                      1997           1998           1999

                    2000 Total Return as of March 31: 1.94%

              Best Quarter                           Worst Quarter
                                                        (16.16%)
                 23.51%                    (Quarter ended September 30, 1998)
     (Quarter ended March 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                 Since
                          1    Inception
                        Year   (3/12/96)
                        -----  ---------
     France Index Fund  29.97%   26.32%
     MSCI France Index  29.27%   26.31%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Germany Index Fund

CUSIP: 464286806
AMEX Trading Symbol: EWG

Fund Investment Objective

The iShares MSCI Germany Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the "Index").

Benchmark Index Information

The Index consists of 55 stocks traded primarily on the Frankfurt Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Deutsche Telekom, Allianz and Siemens (which comprise 25.43%, 10.44% and 8.90%, respectively, of the Index's market capitalization) and its three largest industries were diversified telecommunication services, insurance and industrial conglomerates (which comprise 25.43%, 16.17% and 9.74%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     22.75%         28.28%         20.87%
                      1997           1998           1999

                    2000 Total Return as of March 31: 3.44%

              Best Quarter                           Worst Quarter
                 27.11%                                 (15.76%)
   (Quarter ended December 31, 1999)       (Quarter ended September 30, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                  Since
                           1    Inception
                         Year   (3/12/96)
                         -----  ---------
     Germany Index Fund  20.87%   21.26%
     MSCI Germany Index  20.04%   22.15%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI Hong Kong Index Fund

CUSIP: 464286871
AMEX Trading Symbol: EWH

Fund Investment Objective

The iShares MSCI Hong Kong Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong Index (the "Index").

Benchmark Index Information

The Index consists of 33 stocks traded primarily on the Stock Exchange of Hong Kong Limited (SEHK). As of March 31, 2000, the Index's three largest stocks were Hutchison Whampoa, Cheung Kong Holdings and Cable & Wireless HKT (which comprise 29.54%, 14.52% and 13.46%, respectively, of the Index's market capitalization) and its three largest industries were diversified financials, real estate and diversified telecommunication services (which comprise 33.26%, 28.22% and 13.46%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that in recent times, Hong Kong's economy has been adversely affected by the Asian economic crisis, contributing to the current recession. Issues and uncertainties linger regarding the integration of Hong Kong's economy with that of China, and the manner in which the Chinese government will honor and interpret the agreement pursuant to which Hong Kong was returned to China by the United Kingdom.

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     (26.74%)        (9.21%)        54.00%
                       1997           1998           1999

                   2000 Total Return as of March 31: (2.01%)

              Best Quarter                           Worst Quarter
                                                        (30.12%)
                 26.95%                    (Quarter ended December 31, 1997)
   (Quarter ended December 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                    Since
                             1    Inception
                           Year   (3/12/96)
                           -----  ---------
     Hong Kong Index Fund  54.00%    6.29%
     MSCI Hong Kong Index  59.50%   10.89%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Italy Index Fund

CUSIP: 464286855
AMEX Trading Symbol: EWI

Fund Investment Objective

The iShares MSCI Italy Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the "Index").

Benchmark Index Information

The Index consists of 48 stocks traded primarily on the Milan Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Tim Ord, Telecom Italia Ord and ENI (which comprise 19.30%, 13.12% and 9.55%, respectively, of the Index's market capitalization) and its three largest industries were wireless telecommunication services, diversified telecommunication services and banks (which comprise 21.06%, 18.74% and 16.51%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     35.77%         50.24%          0.53%
                      1997           1998           1999

                   2000 Total Return as of March 31: (0.92%)

              Best Quarter                           Worst Quarter
                                                        (10.61%)
                 34.44%                    (Quarter ended September 30, 1998)
     (Quarter ended March 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                 Since
                               Inception
                       1 Year  (3/12/96)
                       ------  ---------
     Italy Index Fund   0.53%    24.67%
     MSCI Italy Index  (0.26%)   24.65%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI Japan Index Fund

CUSIP: 464286848
AMEX Trading Symbol: EWJ

Fund Investment Objective

The iShares MSCI Japan Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index (the "Index").

Benchmark Index Information

The Index consists of 296 stocks traded primarily on the Tokyo Stock Exchange. As of March 31, 2000, the Index's three largest stocks were NTT Corp., Toyota Motor Corp. and Sony Corp. (which comprise 7.16%, 6.97% and 4.44%, respectively, of the Index's market capitalization) and its three largest industries were banks, automobiles and household durables (which comprise 9.37%, 8.97% and 8.79%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that the Japanese economy faces several concerns, including: a financial system with large levels of nonperforming loans; over-leveraged corporate balance sheets; a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility; and a changing corporate governance structure. Japan's economy is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     (23.63%)         3.53%         57.89%
                      1997            1998          1999

                    2000 Total Return as of March 31: 0.68%

              Best Quarter                           Worst Quarter
                                                        (19.80%)
                 26.25%                    (Quarter ended December 31, 1997)
   (Quarter ended December 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                Since
                         1    Inception
                       Year   (3/12/96)
                       -----  ---------
     Japan Index Fund  57.89%   2.67%
     MSCI Japan Index  61.53%   3.80%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Malaysia (Free) Index Fund

CUSIP: 464286830
AMEX Trading Symbol: EWM

Fund Investment Objective

The iShares MSCI Malaysia (Free) Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia (Free) Index (the "Index").

Benchmark Index Information

The Index consists of 74 stocks traded primarily on the Kuala Lumpur Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Telekom Malaysia, Tenaga Nasional and Malayan Banking (which comprise 13.04%, 11.04% and 10.65%, respectively, of the Index's market capitalization) and its three largest industries were banks, electric utilities and diversified telecommunication services (which comprise 20.47%, 15.12% and 14.30%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that Malaysian currency volatility and general economic deterioration led to the imposition of stringent capital controls in September 1998, including a one-year prohibition on repatriation of capital and an indefinite prohibition on free transfers of securities. The prohibition on repatriation of capital was removed in February 1999 when a two-tier system of graduated exit levies and levies on profits was introduced. This system was further modified in September 1999. The Company suspended creations of the Fund when the capital controls were implemented, and advised investors that it would, to the extent possible under the applicable Malaysian regulations, deliver Malaysian ringgits in satisfaction of redemption requests received. The disruption of the creation/redemption mechanism for the Fund adversely affected the trading market for iShares of the Fund, resulting in their trading at prices that differed materially from their net asset value on many days.

The Company currently offers and redeems Creation Units for U.S. dollars. The Company continues to seek relief from the Malaysian authorities to permit it to effect sales and redemptions of Creation Units of the Fund's iShares on an "in kind" basis. There can be no assurances that such relief will be obtained, or that the Company's decision to permit offers and redemptions of Creation Units of the Fund's iShares for U.S. dollars will result in the Fund's iShares trading close to their net asset value. In connection with the decision to redeem Creation Units of the Fund for U.S. dollars, the Company combined its accounts in Malaysia effective May 12, 2000, and Malaysian securities acquired by the Fund before September 1, 1998 acquired a basis for purposes of the Malaysian profits levy equal to their fair market value at the time of the combination. Previously, the proceeds of such securities could be repatriated without payment of the profits levy. Under the current Malaysian capital controls, the Fund will pay a profits levy at a rate of 10% (with any profits computed based on the cost basis for purposes of the Malaysian capital controls) when it sells Malaysian securities and repatriates the proceeds (e.g., in connection with redemptions). Since the levy is not a foreign income tax it will not be "passed through" to shareholders of the Fund for possible use as a foreign tax credit.

The Malaysian capital controls have been changed in significant ways since they were first adopted without warning on September 1, 1998. There can be no assurance that the Malaysian capital controls will not be changed in the future in ways that adversely affect the Fund and its shareholders. Since the capital controls were imposed, the iShares of the Fund have often traded at discounts or premiums to their net asset value. There can be no assurance that the Company's decision to permit redemptions of Creation Units of Fund's iShares for U.S. dollars will result in the Fund's iShares trading close to their net asset values.

--------------------------------------------------------------------------------
                                                                         iShares

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     (66.93%)       (29.31%)        92.98%
                      1997           1998           1999

                    2000 Total Return as of March 31: 21.95%

              Best Quarter                           Worst Quarter
                                                        (46.01%)
                122.01%                      (Quarter ended June 30, 1998)
     (Quarter ended June 30, 1999)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                           Since
                                         Inception
                                 1 Year  (3/12/96)
                                 ------  ---------
     Malaysia (Free) Index Fund   92.98%  (16.18%)
     MSCI Malaysia (Free) Index  114.61%  (14.70%)

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Mexico (Free) Index Fund

CUSIP: 464286822
AMEX Trading Symbol: EWW

Fund Investment Objective

The iShares MSCI Mexico (Free) Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico (Free) Index (the "Index").

Benchmark Index Information

The Index consists of 34 stocks traded primarily on the Mexican Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Telefonos Mexico L, Telefonos Mexico A and Grupo Televisa CPO (which comprise 25.88%, 12.23% and 8.01%, respectively, of the Index's market capitalization) and its three largest industries were diversified telecommunication services, beverages and multiline retail (which comprise 38.11%, 9.64% and 9.42%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that the Mexican economy is heavily dependent on the health of the US economy, as the United States purchases most of Mexico's exports. Mexico also has suffered from severe currency devaluations in the past, and has been destabilized by local insurrections in certain regions, particularly the State of Chiapas.

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     48.53%        (35.00%)        76.12%
                      1997           1998           1999

                    2000 Total Return as of March 31: 2.11%

              Best Quarter                           Worst Quarter
                                                        (24.30%)
                 35.92%                    (Quarter ended September 30, 1998)
   (Quarter ended December 31, 1999)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                        Since
                                 1    Inception
                               Year   (3/12/96)
                               -----  ---------
     Mexico (Free) Index Fund  76.12%   19.40%
     MSCI Mexico (Free) Index  80.07%   22.57%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI Netherlands Index Fund

CUSIP: 464286814
AMEX Trading Symbol: EWN

Fund Investment Objective

The iShares MSCI Netherlands Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Index (the "Index").

Benchmark Index Information

The Index consists of 26 stocks traded primarily on the Amsterdam Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Royal Dutch Petroleum Co., Philips Electronics (Kon.) and KPN (Kon.) (which comprise 24.51%, 11.16% and 10.68%, respectively, of the Index's market capitalization) and its three largest industries were oil & gas, household durables and diversified telecommunication services (which comprise 24.51%, 11.16% and 10.68%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     20.11%         24.09%          4.54%
                      1997           1998           1999

                   2000 Total Return as of March 31: (4.83%)

              Best Quarter                           Worst Quarter
                                                        (15.33%)
                 17.76%                    (Quarter ended September 30, 1998)
   (Quarter ended December 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                      Since
                                    Inception
                             1 Year (3/12/96)
                             ------ ---------
     Netherlands Index Fund   4.54%   19.13%
     MSCI Netherlands Index   6.88%   20.66%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Singapore (Free) Index Fund

CUSIP: 464286673
AMEX Trading Symbol: EWS

Fund Investment Objective

The iShares MSCI Singapore (Free) Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore (Free) Index (the "Index").

Benchmark Index Information

The Index consists of 28 stocks traded primarily on the Singapore Stock Exchange. As of March 31, 2000, the Index's three largest stocks were DBS Group Holdings, Singapore Airlines and Singapore Telecom (which comprise 21.34%, 13.78% and 10.38%, respectively, of the Index's market capitalization) and its three largest industries were banks, airlines and diversified telecommunication services (which comprise 38.30%, 13.78% and 10.38%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that as a small open economy, Singapore is particularly vulnerable to external economic influences, including in recent times the Asian economic crisis. While Singapore has been a leading manufacturer of electronics goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may adversely impact Singapore's economy.

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     (43.87%)        (5.44%)        55.35%
                       1997           1998           1999

                   2000 Total Return as of March 31: (18.90%)

              Best Quarter                           Worst Quarter
                                                        (36.28%)
                 55.99%                      (Quarter ended June 30, 1998)
   (Quarter ended December 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                    1    Since Inception
                                  Year      (3/12/96)
                                  -----  ---------------
     Singapore (Free) Index Fund  55.35%     (5.65%)
     MSCI Singapore (Free) Index  60.17%     (3.27%)

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI South Africa Index Fund

CUSIP: 464286780
AMEX Trading Symbol: EWR

Fund Investment Objective

The iShares MSCI South Africa Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index (the "Index").

Benchmark Index Information

The Index consists of 46 stocks traded primarily on the Johannesburg Stock Exchange. As of March 31, 2000, the Index's three largest stocks were De Beers Consolidated Mines, Dimension Data Holdings and Firstrand (which comprise 8.31%, 7.73% and 6.06%, respectively, of the Index's market capitalization) and its three largest industries were metals & mining, diversified financials and banks (which comprise 22.45%, 14.19% and 12.66%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that South Africa has in the past experienced internal racial and political turmoil in connection with the recently-abolished system of apartheid. While South Africa's international isolation ended with the enfranchisement of the black majority, the country continues to face significant social and economic challenges, including managing the expectations of its people in the post-apartheid era.

Prior Performance

As of the date of this prospectus, the Fund has not started investment operations, and therefore no prior performance information is available.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI South Korea Index Fund

CUSIP: 464286772
AMEX Trading Symbol: EWY

Fund Investment Objective

The iShares MSCI South Korea Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea Index (the "Index").

Benchmark Index Information

The Index consists of 91 stocks traded primarily on the South Korean Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Samsung Electronics Co., Kepco Korea Electric Power and SK Telecom Co. (which comprise 35.41%, 12.26% and 9.13%, respectively, of the Index's market capitalization) and its three largest industries were semiconductor equipment & products, electric utilities and wireless telecommunication services (which comprise 36.07%, 12.26% and 9.13%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that while South Korea's relations with communist North Korea have improved somewhat in recent times, each has substantial military capabilities, and there is a risk of war between North and South Korea at any time. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy.

Prior Performance

Since the Fund was first offered for sale to the public on May 12, 2000, and has been in existence for less than one year, prior performance information is not presented.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI Spain Index Fund

CUSIP: 464286764
AMEX Trading Symbol: EWP

Fund Investment Objective

The iShares MSCI Spain Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the "Index").

Benchmark Index Information

The Index consists of 35 stocks traded primarily on the Madrid Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Telefonica, BSCH BCO Santander Central and BBVA (BCC Bilbao Vizcaya) (which comprise 29.54%, 15.40% and 15.26%, respectively, of the Index's market capitalization) and its three largest industries were banks, diversified telecommunication services and electric utilities (electrical & gas) (which comprise 30.66%, 29.54% and 15.16%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     23.90%         51.30%         (2.12%)
                      1997           1998           1999

                    2000 Total Return as of March 31: 1.67%

              Best Quarter                           Worst Quarter
                                                        (16.56%)
                 38.58%                    (Quarter ended September 30, 1998)
     (Quarter ended March 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                Since Inception
                       1 Year      (3/12/96)
                       ------   ---------------
     Spain Index Fund  (2.12%)       27.07%
     MSCI Spain Index   4.83%        29.99%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Sweden Index Fund

CUSIP: 464286756
AMEX Trading Symbol: EWD

Fund Investment Objective

The iShares MSCI Sweden Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the "Index").

Benchmark Index Information

The Index consists of 34 stocks traded primarily on the Stockholm Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Ericsson
(Lm) B, Skandia Forsakring and Hennes & Mauritz B (which comprise 53.60%, 7.57% and 7.19%, respectively, of the Index's market capitalization) and its three largest industries were communications equipment, machinery and banks (which comprise 53.60%, 8.12% and 7.36%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     11.00%         11.06%         63.93%
                      1997           1998           1999

                    2000 Total Return as of March 31: 15.49%

              Best Quarter                           Worst Quarter
                                                        (24.05%)
                 36.63%                    (Quarter ended September 30, 1998)
   (Quarter ended December 31, 1999)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                               Since Inception
                        1 Year    (3/12/96)
                        ------ ---------------
     Sweden Index Fund  63.93%     29.47%
     MSCI Sweden Index  79.74%     33.78%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI Switzerland Index Fund

CUSIP: 464286749
AMEX Trading Symbol: EWL

Fund Investment Objective

The iShares MSCI Switzerland Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the "Index").

Benchmark Index Information

The Index consists of 31 stocks traded primarily on the Zurich Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Novartis, Roche Holding Genuss and Nestle (which comprise 18.21%, 14.09% and 13.04%, respectively, of the Index's market capitalization) and its three largest industries were pharmaceuticals, banks and food products (which comprise 35.94%, 20.48% and 13.04%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                      35.23%         18.27%        (3.25%)
                       1997           1998          1999

                   2000 Total Return as of March 31: (5.16%)

              Best Quarter                           Worst Quarter
                                                        (22.09%)
                 24.63%                    (Quarter ended September 30, 1998)
   (Quarter ended December 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                     Since Inception
                             1 Year     (3/12/96)
                             ------  ---------------
     Switzerland Index Fund  (3.25%)      12.00%
     MSCI Switzerland Index  (7.02%)      13.95%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI Taiwan Index Fund

CUSIP: 464286731
AMEX Trading Symbol: EWT

Fund Investment Objective

The iShares MSCI Taiwan Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index (the "Index").

Benchmark Index Information

The Index consists of 76 stocks traded primarily on the Taiwan Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Taiwan Semiconductor Mfg, United Microelectronics and Asustek Computer (which comprise 17.67%, 11.98% and 4.91%, respectively, of the Index's market capitalization) and its three largest industries were semiconductor equipment & products, computers & peripherals and chemicals (which comprise 37.65%, 14.54% and 8.89%, respectively, of the Index's market capitalization).

Fund-Specific Risks

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that owing to Taiwan's size and geographic proximity to the People's Republic of China, and its history of political contention with China (which regards Taiwan as a renegade province), developments in Taiwan's ongoing relations with China, including the ongoing risk of invasion by or war with China and other factors, may materially impact the Taiwanese economy. The recent election of a new government in Taiwan has resulted in increased tensions with China, which is concerned that the new government is in favor of independence for Taiwan.

Prior Performance

Since the Fund was first offered to the public on June 23, 2000, and has been in existence for less than one year, prior performance information is not presented.

--------------------------------------------------------------------------------
                                                                         iShares
iShares MSCI United Kingdom Index Fund

CUSIP: 464286699
AMEX Trading Symbol: EWU

Fund Investment Objective

The iShares MSCI United Kingdom Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the "Index").

Benchmark Index Information

The Index consists of 122 stocks traded primarily on the London Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Vodafone Airtouch, BP Amoco and British Telecom (which comprise 16.70%, 8.82% and 6.00%, respectively, of the Index's market capitalization) and its three largest industries were wireless telecommunication services, banks and pharmaceuticals (which comprise 16.70%, 13.74% and 12.35%, respectively, of the Index's market capitalization).

Prior Performance

The chart and table below give you a picture of the Fund's long-term performance. The information shows how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.

                      Annual Total Returns as of 12/31/99

                                    [GRAPH]

                     20.85%         18.42%         12.14%
                      1997           1998           1999

                   2000 Total Return as of March 31: (5.65%)

              Best Quarter                           Worst Quarter
                                                        (10.56%)
                 18.43%                    (Quarter ended September 30, 1998)
     (Quarter ended March 31, 1998)

           Average Annual Total Returns as of 12/31/99 -- Comparison

                                  1    Since Inception
                                Year      (3/12/96)
                                -----  ---------------
     United Kingdom Index Fund  12.14%      20.87%
     MSCI United Kingdom Index  12.45%      21.64%

 Past performance is not necessarily an indicator of how the Fund will perform in the future.

The iShares MSCI Index Funds

--------------------------------------------------------------------------------
iShares MSCI USA Index Fund

CUSIP: 464286681
AMEX Trading Symbol: EZA

Fund Investment Objective

The iShares MSCI USA Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the U.S. market, as measured by the MSCI USA Index (the "Index").

Benchmark Index Information

The Index consists of 323 stocks traded primarily on the New York Stock Exchange. As of March 31, 2000, the Index's three largest stocks were Microsoft Corp., Cisco Systems and General Electric Co. (which comprise 5.31%, 5.00% and 4.93%, respectively, of the Index's market capitalization) and its three largest industries were communications equipment, software and pharmaceuticals (which comprise 8.91%, 8.27% and 6.70%, respectively, of the Index's market capitalization).

Prior Performance

As of the date of this prospectus, the Fund has not started investment operations, and therefore no prior performance information is available.

--------------------------------------------------------------------------------
                                                                         iShares

Investment Policies and Strategies

Indexing Investment Approach. Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based on economic, financial and market analysis and investment judgment. Instead, each Index Fund, using a "passive" or indexing investment approach, attempts to approximate the investment performance of its benchmark MSCI Index by investing in a portfolio of stocks selected by using quantitative analytical procedures. Stocks are selected for inclusion in an Index Fund in order to have investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures that, taken together, are similar to those of the benchmark MSCI Index taken in its entirety.

Portfolio Sampling. Generally, an Index Fund does not hold all of the issues that comprise its benchmark MSCI Index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, an Index Fund will attempt to hold a representative sample of the securities in its benchmark MSCI Index, which will be selected by the investment adviser using quantitative analytical models in a technique known as "portfolio sampling". Under this technique, each stock is considered for inclusion in an Index Fund based on its contribution to certain capitalization, industry and fundamental investment characteristics. The investment adviser seeks to construct the portfolio of an Index Fund so that, in the aggregate, its capitalization, industry and fundamental investment characteristics perform like those of its benchmark MSCI Index. Over time, the portfolio composition of an Index Fund may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark MSCI Index or to bring the performance and characteristics of an Index Fund more in line with that of its benchmark MSCI Index. Rebalancing may also be required for tax purposes. These rebalancings will require an Index Fund to incur transaction costs and other expenses.

An Index Fund reserves the right to invest in all of the securities in its benchmark MSCI Index, and an Index Fund with a benchmark index comprised of relatively few stocks may do so on a regular basis. In addition, the iShares MSCI Australia, Austria, Belgium, Brazil (Free), Hong Kong, Italy, South Korea, Mexico (Free), Netherlands, Singapore (Free), South Africa, Spain, Sweden, Switzerland and Taiwan Index Funds may hold stocks that are not in their benchmark MSCI Index if the investment adviser determines this to be appropriate in light of the Index Fund's investment objective and relevant investment constraints.

Investment Assets. Each Index Fund has a policy to remain as fully invested as practicable in a pool of equity securities. Each Index Fund will normally invest at least 95% of its total assets in stocks that are represented in its benchmark MSCI Index except, in limited circumstances, to help meet shareholder redemptions of Creation Units. To comply with the US Internal Revenue Code, and manage corporate actions and index changes in the smaller markets, each of the iShares MSCI Australia, Austria, Belgium, Brazil (Free), Hong Kong, Italy, South Korea, Mexico (Free), Netherlands, Singapore (Free), South Africa, Spain, Sweden, Switzerland and Taiwan Index Funds will at all times invest at least 80% of its total assets in such stocks and at least half of the remaining 20% of its total assets in such stocks or in stocks included in the relevant market, but not in its benchmark MSCI Index.

Each Index Fund may invest its remaining assets in money market instruments or funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940), in repurchase agreements, in stocks that are in the relevant market but not its benchmark MSCI Index (as indicated above), and/or in combinations of stock index futures contracts, options on futures contracts, stock index options, stock index swaps, cash, local currency and forward currency exchange contracts that are intended to provide an Index Fund with exposure to a stock. The investment adviser may attempt to reduce tracking error by using futures contracts whose behavior is expected to represent the market performance of the Index Fund's underlying securities, although there can be no assurance that these futures will correlate with the performance of its benchmark MSCI Index. An Index Fund will not use these instruments to leverage, or borrow against, their

Investment Policies and Strategies

--------------------------------------------------------------------------------
securities holdings or for speculative purposes. In some cases the use of these special investment techniques can adversely affect the performance of an Index Fund.

Lending of Securities. Each Index Fund may lend its portfolio securities. In connection with these loans, the Company receives liquid collateral equal to at least 105% of the value of the portfolio securities being lent. This collateral is marked to market on a frequent basis. Notwithstanding such collateral, the Index Fund would lose value to the extent that a borrower defaults on its obligation to return borrowed portfolio securities and the value of the collateral is less than the value of the borrowed securities.

Industry Concentration. With respect to the two most heavily weighted industries or groups of industries in its benchmark MSCI Index, an Index Fund will invest in securities (consistent with its investment objective and other investment policies) so that the weighting of each such industry or group of industries in the Index Fund does not diverge by more than 10% from the respective weighting of such industry or group of industries in its benchmark MSCI Index. An exception to this policy is that if investment in the stock of a single issuer would account for more than 25% of the Index Fund, the Index Fund will invest less than 25% of its net assets in such stock and will reallocate the excess to stock(s) in the same industry or group of industries, and/or to stock(s) in another industry or group of industries, in its benchmark MSCI Index. Each Index Fund will evaluate these industry weightings at least weekly, and at the time of evaluation will adjust its portfolio composition to the extent necessary to maintain compliance with the above policy. An Index Fund may not concentrate its investments except as discussed above. This policy is a fundamental investment policy and may not be changed without the approval of a majority of an Index Fund's shareholders.

As of March 31, 2000, as a result of this policy with respect to industry concentration, the following Index Funds were concentrated (that is, invested 25% or more of the value of their assets) in the specified industries:

        Index Fund        Industry or Industries
        ----------        ----------------------
        Austria           Banks
        Canada            Communications Equipment
        Hong Kong         Diversified Financials
        Italy             Diversified Telecommunication Services
        Singapore (Free)  Banks
        Switzerland       Pharmaceuticals

Borrowing Money. An Index Fund may borrow money from a bank up to a limit of 33% of the market value of its assets, but only for temporary or emergency purposes. To the extent that an Index Fund borrows money, it may be leveraged; at such times, the Index Fund's value may appreciate or depreciate more rapidly than its benchmark MSCI Index. An Index Fund will not make cash purchases of securities when the amount of money borrowed exceeds 5% of the market value of its total assets.

Fundamental Policies. The concentration policy of each Index Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other investment policies is a non-fundamental policy that may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in these policies is implemented.

Tracking Error. Due to the use of the portfolio sampling technique described above and other factors discussed in this Prospectus, an Index Fund is not expected to track its benchmark MSCI Index with the same degree of accuracy as would an investment vehicle that invested in every component security of its benchmark index. The investment adviser expects that, over time, an Index Fund's "expected tracking error" relative to the performance of its benchmark index will be less than 5% and its tracking error will generally be greater if its benchmark index has fewer rather than greater numbers of component stocks. An expected tracking error of 5% means that there is a 68% probability that the net asset value of an Index Fund will be within plus or minus 5% of its benchmark MSCI Index level after

--------------------------------------------------------------------------------
                                                                         iShares
one year, without rebalancing the portfolio composition. Thus, actual tracking error in a period may exceed 5%, perhaps significantly, even though the expected tracking error is less than 5%. In addition, it is possible that future developments (e.g., the domination of an Index Fund's benchmark index by a small number of stocks) may result in an Index Fund having an unexpected tracking error of greater than 5%. For the fiscal year ended August 31, 1999, the following Index Funds had a tracking error greater than 5%: Malaysia (Free) (-18.87%); Mexico (Free) (-8.37%); and Singapore (Free) (10.47%). A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of an Index Fund increases or decreases in exact proportion to changes in its benchmark MSCI Index.

The following factors may adversely affect the tracking of an Index Fund to that of its benchmark MSCI Index:

 . the Index Funds must pay various expenses, while the benchmark MSCI Index does not reflect any expenses;

 . since the investment portfolios of the Index Funds do not generally replicate the underlying MSCI Indices, their investment performance is likely to differ from that of the MSCI Indices;

 . the portfolio sampling technique used to manage the Index Funds is based on historical price relationships and changes to those relationships can adversely affect tracking. In some situations, the requirements of the US Internal Revenue Code can adversely affect tracking by preventing an Index Fund from holding optimal positions in particular securities;

 . an Index Fund must comply with regulatory constraints that do not affect the calculation of its corresponding MSCI Index;

 . the existence of uninvested assets in the portfolios (including cash and deferred organizational expenses);

 . the fact that each MSCI Index "smooths" dividend payments evenly over a year while each Index Fund records dividends on the ex-dividend date; and

 . the fact that an Index Fund may be subject to a different foreign withholding tax rate than that assumed by its benchmark MSCI Index.

Although the investment adviser regularly monitors the tracking error of each Index Fund, there can be no assurance that any Index Fund will achieve any particular level of tracking error relative to the performance of its benchmark MSCI Index. Semi-annual and annual reports of the Company disclose tracking error for each Index Fund over the previous six-month period, and in the event that tracking error exceeds 5%, the Board of Directors will consider whether it would be appropriate to take action.

Additional Information About Principal Risk Factors

An investment in iShares of an Index Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in iShares MSCI Index Funds other than the iShares MSCI USA Index Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . less liquid and less efficient securities markets;

 . greater price volatility;

 . exchange rate fluctuations and exchange controls;

Additional Information About Principal Risk Factors

--------------------------------------------------------------------------------

 . less publicly available information about issuers;

 . the imposition of withholding or other taxes;

 . the imposition of restrictions on the expatriation of funds or other assets of an Index Fund;

 . higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;

 . difficulties in enforcing contractual obligations;

 . lesser levels of regulation of the securities markets;

 . different accounting, disclosure and reporting requirements;

 . more substantial government involvement in the economy;

 . higher rates of inflation;

 . greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

Index Funds that issue and/or redeem Creation Units for cash (the Brazil
(Free), Malaysia (Free), South Korea and Taiwan Index Funds) may have greater tracking error than other Index Funds since they are at risk that the prices they pay or receive for portfolio securities will be different than the prices in effect when they determine the value of the Creation Units being issued or redeemed.

Volatility of Foreign Equity Markets. The US dollar performance of foreign equity markets, particularly emerging markets, has generally been substantially more volatile than that of US markets. Greater volatility connotes greater uncertainty as to a portfolio's liquidation value at a future point in time. The volatility information below is a measurement of the standard deviation of five years of monthly total returns of the MSCI Index. The percentages reflect the historical average annual volatility for each MSCI Index, based on monthly total returns of the MSCI Indices from November 30, 1994 to November 30, 1999.

      MSCI Australia..........   16.8%             MSCI Mexico (Free)......   40.4%
      MSCI Austria............   18.9%             MSCI Netherlands........   15.4%
      MSCI Belgium............   13.4%             MSCI Singapore (Free)...   35.0%
      MSCI Brazil (Free)......   41.4%             MSCI South Africa.......   29.5%
      MSCI Canada.............   18.1%             MSCI South Korea........   57.6%
      MSCI France.............   16.2%             MSCI Spain..............   21.3%
      MSCI Germany............   16.4%             MSCI Sweden.............   20.0%
      MSCI Hong Kong..........   34.0%             MSCI Switzerland........   17.5%
      MSCI Italy..............   23.2%             MSCI Taiwan.............   33.8%
      MSCI Japan..............   21.7%             MSCI United Kingdom.....   10.9%
      MSCI Malaysia (Free)....   47.7%             MSCI USA................   13.9%

The larger the percentage stated for an MSCI Index, the greater the historical average annual volatility of that MSCI Index. Among the listed MSCI Indices, MSCI United Kingdom reflects the lowest historical volatility, and MSCI South Korea reflects the highest historical volatility. Short-term volatility in these markets can be significantly greater than average annual volatility.

Foreign Currency Fluctuations. Because each Index Fund's assets are generally invested in non-US securities (except for the iShares MSCI USA Index Fund), and because a substantial portion of the revenue and income of each Index Fund (except for the iShares MSCI USA Index Fund) is received in a foreign currency, the dollar value of an Index Fund's net assets is reduced by declines in the value of the relevant foreign currency relative to the dollar and are positively affected by increases in the value of that currency relative to the dollar. Also, government or monetary authorities may impose or alter exchange controls in a way that would adversely affect exchange rates.

--------------------------------------------------------------------------------
                                                                         iShares

Any currency fluctuations will affect the net asset value of an Index Fund regardless of the performance of its underlying portfolio. Other than to facilitate settlements in local markets or to protect against currency exposure in connection with its distributions to shareholders or borrowings, no Index Fund expects to engage in currency transactions for the purpose of hedging against a decline in value of any foreign currencies.

Concentration and Lack of Diversification of Certain Index Funds. Each Index Fund (except for the iShares MSCI Japan, United Kingdom and USA Index Funds) is classified as "non-diversified" for purposes of the Investment Company Act of 1940, which means that it is not limited by that Act with regard to the portion of its assets that may be invested in the securities of a single issuer. In addition, a number of Index Funds concentrate their investments in particular industries as noted in the descriptions of each non-diversified Index Fund. Each Index Fund, however, whether diversified or non-diversified, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the US Internal Revenue Code, to relieve the Index Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the US Internal Revenue Code severely limits the investment flexibility of certain Index Funds and makes it less likely that such Index Funds will meet their investment objectives.

The stocks of particular issuers, or of issuers in particular industries, may dominate the benchmark index of an Index Fund and, consequently, the investment portfolio of an Index Fund. This may adversely affect the performance of an Index Fund or subject it to greater price volatility than that experienced by more diversified investment companies. The iShares of an Index Fund may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of an investment company that is more broadly invested in the equity securities of the relevant market.

Trading Issues. Trading in iShares on the AMEX may be halted due to market conditions or for reasons that, in the AMEX's view, make trading in iShares inadvisable. In addition, trading in iShares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to AMEX "circuit breaker" rules. If trading on the AMEX is halted, you may not be able to sell your iShares until trading resumes. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of any Index Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value and Trading Prices. The net asset value of iShares of an Index Fund will fluctuate with changes in the market value of an Index Fund's security holdings and changes in the exchange rate between the US dollar and the subject foreign currency. The market prices of iShares will fluctuate in accordance with changes in net asset value and supply and demand on the AMEX. The Company cannot predict whether iShares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces in the secondary trading market for iShares will be closely related, but not identical, to the same forces influencing the prices of the stocks of the MSCI Index trading individually or in the aggregate at any point in time. Given, however, that iShares must be created and redeemed in Creation Unit aggregations (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the investment adviser believes that ordinarily large discounts or premiums to the net asset value of iShares should not be sustained. In the event that the Company must suspend or discourage creations and/or redemptions of Creation Unit aggregations of iShares of an Index Fund, we expect larger discounts or premiums. This occurred in the case of the Malaysia (Free) Index Fund iShares, which have frequently traded at prices that materially differed from their net asset values since creations and "in kind" redemptions of the Malaysia (Free) Series iShares were suspended in response to capital controls imposed by Malaysia from September 1998. Effective May 26, 2000, the Fund commenced offers of Creation Units of its iShares for U.S. dollars. The Company continues to seek relief from the Malaysian authorities to permit it to effect shares and redemptions of Creation Units of the Fund's iShares on an "in kind" basis. There can be no assurances that such relief will be obtained, or that the Company's decision to permit offers and redemptions of a Creation Units of the Fund's iShares for U.S. dollars will result in the Fund's iShares trading close to their net asset value.

Additional Information About Principal Risk Factors

--------------------------------------------------------------------------------

Management

Investment Adviser

Barclays Global Fund Advisors (the "Advisor") is responsible for the investment management of each Index Fund. The Advisor is a California corporation indirectly owned by Barclays Bank PLC and is registered under the Investment Advisers Act of 1940. Barclays Global Fund Advisors have managed equity portfolios, including index funds and mutual funds, for over 25 years. As of March 31, 2000, the investment adviser and its affiliates managed, administered or advised assets aggregating in excess of $809 billion.

For the fiscal year ended August 31, 1999, the investment adviser received a fee of 0.27% of average daily net assets of each of the iShares MSCI Australia, Austria, Belgium, Canada, France, Germany, Hong Kong, Italy, Japan, Malaysia
(Free), Mexico (Free), Netherlands, Singapore (Free), Spain, Sweden, Switzerland and United Kingdom Index Funds. In May 2000, the shareholders of each of these Index Funds approved a new advisory agreement that provides for the fee arrangements disclosed in the Fees and Expenses section of this Prospectus.

Shareholder Information

Determination of Net Asset Value

The net asset value per iShares for each Index Fund is computed by dividing the value of the net assets of an Index Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. Except for the Index Funds named below, the net asset value of each Index Fund is determined as of the close of the regular trading session on the New York Stock Exchange, Inc. ("NYSE") (ordinarily 4:00pm, Eastern time) on each day that the NYSE is open. The net asset values of the iShares MSCI South Korea, Malaysia (Free) and Taiwan Index Funds are determined as of 8:30am (Eastern time) and the net asset value of the iShares MSCI Brazil (Free) Index Fund is determined at 5:00pm (Eastern time), on each day that the NYSE is open. The price at which a purchase or redemption of Creation Units of iShares is made is based on the next calculation of net asset value. In the case of Index Funds that effect creations and/or redemptions only for cash (i.e., the iShares MSCI Brazil (Free), Malaysia (Free), South Korea and Taiwan Index Funds), it is possible that portfolio securities transactions by the Company in the relevant local markets of those Index Funds could affect the prices of those portfolio securities at the time those Index Funds' net asset values are calculated.

Buying and Selling iShares

There are two ways for you to buy and sell iShares. Most investors buy and sell iShares through a broker in transactions on the AMEX. iShares are also issued and redeemed directly by the Company, but only in transactions involving aggregations of very large numbers of iShares, referred to as Creation Units. These transactions occur on an "in kind" basis for most Index Funds. Institutions capable of purchasing or redeeming Creation Units of iShares should refer to the Company's Statement of Additional Information for further details.

In connection with the purchase or the redemption of a Creation Unit of an Index Fund, an investor must pay to the Company a purchase or redemption transaction fee, which is intended to offset the transfer and other transaction costs incurred by that Index Fund. The maximum transaction fees that may apply to in-kind Creation Unit purchases and redemptions are listed in the second column on the table below. To the extent purchases and redemptions for cash are available, additional variable

--------------------------------------------------------------------------------
                                                                         iShares
charges, up to the maximums listed in the third and fourth columns of the table below, will apply (in addition to the fees listed in the second column). This table is subject to revision from time to time. (Investors are also responsible for payment of the costs of transferring portfolio securities to the Company, in the case of a purchase transaction, or from the Company to their own account, in the case of a redemption transaction.)

                               In-kind and Cash Additional Variable Additional Variable
      iShares                   Purchases and     Charge for Cash     Charge for Cash
      MSCI Index Series          Redemptions        Purchases*         Redemptions*
      -----------------        ---------------- ------------------- -------------------
      Australia...............      $1,750             0.60%               0.60%
      Austria.................      $1,600             0.67%               0.67%
      Belgium.................      $1,500             0.30%               0.30%
      Brazil (Free)...........      $4,725               **                 ***
      Canada..................      $3,250             0.30%               0.30%
      EMU.....................      $8,000             1.05%               1.05%
      France..................      $3,400             0.25%               0.25%
      Germany.................      $2,400             0.25%               0.25%
      Hong Kong...............      $3,800             0.60%               0.60%
      Italy...................      $2,100             0.30%               0.30%
      Japan...................      $7,600             0.15%               0.40%
      Malaysia (Free).........      $4,150              ***                 ***
      Mexico (Free)...........      $2,200             0.50%               0.50%
      Netherlands.............      $1,900             0.25%               0.25%
      Singapore (Free)........      $2,500             1.60%               1.30%
      South Africa............      $3,200             1.60%               1.60%
      South Korea.............      $4,400              ***                 ***
      Spain...................      $2,300             0.25%               0.45%
      Sweden..................      $2,700             0.30%               0.30%
      Switzerland.............      $2,200             0.40%               0.40%
      Taiwan..................      $7,200              ***                 ***
      United Kingdom..........      $4,750             0.25%               0.75%
      USA.....................      $1,900             0.50%               0.50%

     --------
     *  As a percentage of amount invested.
     ** This percentage, when aggregated with the basic in-kind transaction fee, will not exceed 3.00%.
     ***This percentage, when aggregated with the basic in-kind transaction fee, will not exceed 2.00%.

iShares may trade on the AMEX at prices that differ to some degree from their net asset value. If you buy or sell iShares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the difference between the bid price and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Given that iShares may be created or redeemed in Creation Units, however, the investment adviser believes that ordinarily large discounts or premiums to the net asset value of iShares should not be sustained for long periods. If creations or redemptions of iShares in Creation Units are suspended or difficult to effect, the iShares may trade at sustained discounts or premiums from net asset value. This occurred in the case of iShares of the iShares MSCI Malaysia (Free) Index Fund after the Company suspended creations and "in kind" redemptions of these iShares in September 1998 as a result of capital controls imposed in Malaysia.

The AMEX disseminates during its trading day an indicative optimized portfolio value, or IOPV, for each Index Fund. This should not be viewed as a real time update of the net asset value per iShares of an Index Fund, which is calculated only once a day, because it may not be computed in a manner consistent with such net asset value.

The Depository Trust Company ("DTC") serves as securities depository for iShares. iShares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding iShares of each Index Fund. Beneficial ownership of iShares will be

Shareholder Information

--------------------------------------------------------------------------------
shown on the records of DTC or its participants (described below). Beneficial owners of iShares are not entitled to have iShares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder of iShares. Accordingly, to exercise any rights of a holder of iShares, a beneficial owner must rely on the procedures of (i) DTC; (ii) "DTC Participants", i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "Indirect Participants", i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which the beneficial owner holds its interests.

As described above, the Company recognizes DTC or its nominee as the owner of all iShares for all purposes.

The Company will send its shareholders, through DTC Participants, unaudited semi-annual reports, audited annual reports and other information as may be required by applicable laws, rules and regulations. Beneficial owners also receive an annual notification as to the tax status of the Company's distributions.

For purposes of the Investment Company Act of 1940, iShares are issued by the Index Funds, and the acquisition of iShares by investment companies is subject to the restrictions of section 12(d)(1) of the Investment Company Act.

Dividends and Capital Gains Distributions

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains, are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Index Funds. In addition, the Company intends to distribute, at least annually, amounts representing the full dividend yield on the underlying portfolio securities of each Index Fund, net of expenses, as if the Index Fund owned the underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. See "Tax Matters" below. Dividends and securities gains distributions are distributed in US dollars and cannot be automatically reinvested in additional iShares. The Company will inform shareholders within 60 days after the close of an Index Fund's taxable year of the amount and nature of all distributions made to them.

Tax Matters

As with any investment, you should consider how the iShares of an Index Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in an Index Fund is through a tax-exempt entity or taxed-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

 . An Index Fund makes distributions, and

 . You sell iShares on the AMEX.

Taxes on Distributions. Each Index Fund will distribute annually any net investment income, and any net realized long-term or short-term capital gains. Each Index Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid. Dividends paid out of an Index Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

--------------------------------------------------------------------------------
                                                                         iShares

Distributions in excess of an Index Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in iShares, and as capital gain thereafter. A distribution may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, it may constitute a return of capital.

Dividends and interest received by each Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of each Index Fund's total assets at the end of its taxable year will consist of foreign stocks or securities, each Index Fund will "pass through" to you any foreign income taxes (including withholding taxes) paid by an Index Fund, if you held the Index Fund, and the Index Fund held the security, on the dividend entitlement date and for at least fifteen additional days immediately before and/or after. Subject to certain limitations, the foreign income taxes passed through may qualify as a deduction in calculating US taxable income or as a credit in calculating US federal income tax. You will be notified of your portion of the foreign income taxes paid to each country and the portion of dividends that represents income derived from sources within each country. Taxes other than foreign income taxes, including any profits levy payable by the iShares MSCI Malaysia (Free) Index Fund, are not passed through to you in this way.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Index Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% US withholding tax, unless a lower treaty rate applies.

By law, each Index Fund must withhold 31% of a shareholder's distributions and proceeds if the shareholder has not provided a taxpayer identification number or social security number.

Taxes When iShares Are Sold on the AMEX. Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if the iShares have been held for more than one year and as short-term capital gain or loss if the iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in an Index Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in an Index Series under all applicable tax laws.

Distribution Arrangements

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Company to pay distribution fees for the sale and distribution of iShares. Because these fees are paid out of an Index Fund's assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees paid under the Rule 12b-1 Plan are calculated and paid monthly with respect to each Index Fund at a rate set from time to time by the Board, provided that the annual rate may not exceed .25% of the average daily net assets of each Index Fund. These fees are currently being paid at the maximum rate. The distribution fees payable under the 12b-1 Plan are used to pay distributions-related expenses, including: compensation to the distributor at a rate fixed by the Company's Board of Directors from time to time (currently
 .02% of the Company's average daily net assets, subject to an annual minimum of $845,000); compensation to a sales and marketing consultant retained by the Company at a rate of .035% of the Company's average daily net assets; and reimbursements of expenses incurred by the distributor and other persons (including the investment adviser in connection with the distribution of the Company's shares). In addition, the distributor has entered into sales and investor services agreements with broker-dealers or other persons that are DTC Participants to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Under the terms of each sales and investor services agreement, the distributor will pay broker-dealers or other persons, out of 12b-1 fees received from an Index Fund, at the annual rate of up to .25% of 1% of the average

Distribution Arrangements

--------------------------------------------------------------------------------
daily net asset value of iShares held through DTC for the account of such DTC Participant. The amounts of the fees paid to the distributor and the sales and marketing consultant are not dependent on the amount of distribution expenses actually incurred by them. The distributor has no role in determining the investment policies of any Index Fund or which securities are to be purchased or sold by any Index Fund.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance since inception of the following Index Funds that have commenced investment operations: the iShares MSCI Australia, Austria, Belgium, Canada, France, Germany, Hong Kong, Italy, Japan, Malaysia (Free), Mexico (Free), Netherlands, Singapore (Free), Spain, Sweden, Switzerland and United Kingdom Index Funds. Certain information reflects financial results for a single iShares of an Index Fund. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in an Index Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, whose report, along with the financial statements of those Index Funds that have commenced operations, is included in the Annual Report, which is incorporated by reference in the SAI and available without charge upon request. In reviewing this information, you should note that the fee arrangements for the Company were significantly changed in May 2000, as described in the Fees and Expenses section of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

                                          iShares MSCI Australia Index Fund
                                        ------------------------------------------
                                        For the    For the    For the    For the
                                          year       year       year      period
                                         ended      ended      ended    03/12/96*-
                                        08/31/99   08/31/98   08/31/97  08/31/96
                                        --------   --------   --------  ----------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period..........                       $  7.75    $ 10.35    $ 10.15    $  9.95(1)
                                        -------    -------    -------    -------
 Net investment
 income/(loss)+..                          0.20       0.23       0.17       0.10
 Net
 realized and unrealized gain/(loss)
 on investments
 and foreign
 currency related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies......                          2.29      (2.60)      0.47       0.29
                                        -------    -------    -------    -------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                          2.49      (2.37)      0.64       0.39
                                        -------    -------    -------    -------
Less
Distributions
 Dividends from net investment income..   (0.19)     (0.23)     (0.16)     (0.08)
 Dividends in
 excess of net
 investment
 income..........                          0.00**     0.00**    (0.04)     (0.05)
 Distributions
 from net
 realized gains..                            --         --      (0.04)     (0.02)
 Distributions
 in excess of net
 realized gains..                            --         --         --         --
 Return of
 capital.........                         (0.06)        --      (0.20)     (0.04)
                                        -------    -------    -------    -------
  Total
  dividends and
  distributions..                         (0.25)     (0.23)     (0.44)     (0.19)
                                        -------    -------    -------    -------
 Net asset value,
 end of period...                       $  9.99    $  7.75    $ 10.35    $ 10.15
                                        =======    =======    =======    =======
Total Investment
Return(2)........                         32.09%    (23.11)%     6.23%      3.88%(4)
                                           iShares MSCI Austria Index Fund               iShares MSCI Belgium Index Fund
                                        --------------------------------------------- -------------------------------------------
                                        For the    For the   For the    For the       For the    For the   For the    For the
                                          year       year      year      period         year       year      year      period
                                         ended      ended     ended    03/12/96*-      ended      ended     ended    03/12/96*-
                                        08/31/99   08/31/98  08/31/97  08/31/96       08/31/99   08/31/98  08/31/97  08/31/96
                                        ---------- --------- --------- -------------- ---------- --------- --------- ------------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period..........                       $ 10.11     $10.51    $10.40    $ 10.91(1)    $ 18.40    $ 15.64   $ 14.99     $14.92(1)
                                        ---------- --------- --------- -------------- ---------- --------- --------- ------------
 Net investment
 income/(loss)+..                          0.10       0.06     (0.02)      0.04          0.08       0.24      0.77       0.40
 Net
 realized and unrealized gain/(loss)
 on investments
 and foreign
 currency related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies......                         (0.98)      0.20      0.13      (0.41)        (0.30)      6.09      0.62       0.36
                                        ---------- --------- --------- -------------- ---------- --------- --------- ------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                         (0.88)      0.26      0.11      (0.37)        (0.22)      6.33      1.39       0.76
                                        ---------- --------- --------- -------------- ---------- --------- --------- ------------
Less
Distributions
 Dividends from net investment income..   (0.07)     (0.04)       --      (0.02)           --      (0.27)    (0.33)     (0.54)
 Dividends in
 excess of net
 investment
 income..........                         (0.01)     (0.01)       --      (0.01)        (0.01)     (1.21)    (0.28)     (0.09)
 Distributions
 from net
 realized gains..                            --      (0.61)       --      (0.03)        (1.19)     (1.99)    (0.12)     (0.06)
 Distributions
 in excess of net
 realized gains..                            --       0.00**      --         --            --         --        --         --
 Return of
 capital.........                         (0.02)      0.00**      --      (0.08)        (0.91)     (0.10)    (0.01)        --
                                        ---------- --------- --------- -------------- ---------- --------- --------- ------------
  Total
  dividends and
  distributions..                         (0.10)     (0.66)       --      (0.14)        (2.11)     (3.57)    (0.74)     (0.69)
                                        ---------- --------- --------- -------------- ---------- --------- --------- ------------
 Net asset value,
 end of period...                       $  9.13     $10.11    $10.51    $ 10.40       $ 16.07    $ 18.40   $ 15.64     $14.99
                                        ========== ========= ========= ============== ========== ========= ========= ============
Total Investment
Return(2)........                         (8.69)%     2.16%     1.06 %    (3.39)%(4)    (1.00)%    39.42%     9.26%      5.01%(4)

Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)..........                       $53,957    $34,099    $41,406    $12,177
 Ratios of
 expenses to
 average net
 assets(5).......                          1.00%      1.05 %     1.33%      1.59%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5).......                          2.03%      2.38 %     1.57%      2.18%(3)
 Portfolio
 turnover(6).....                         13.83%      1.49 %     5.30%      8.84%(4)
Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)..........                       $12,776     $8,085    $4,205    $13,520       $13,496    $25,765   $32,528     $1,800
 Ratios of
 expenses to
 average net
 assets(5).......                          1.31 %     1.41%     1.68 %     1.56 %(3)     1.24 %     1.04%     1.24%      2.29%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5).......                          1.04 %     0.51%    (0.22)%     0.87 %(3)     0.45 %     1.28%     4.63%      5.67%(3)
 Portfolio
 turnover(6).....                         49.95 %    36.14%    28.47 %     9.60 %(4)    62.99 %    50.46%    16.83%      6.25%(4)
----
 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding throughout the period.
(1) Net asset value per share on March 12, 1996 (commencement of operations).
(2) Total investment return is calculated assuming a purchase of capital stock at net asset value per share on the first day and a sale at the net asset value per share on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3) Annualized.
(4) Not Annualized.
(5) Includes voluntary waivers through December 31, 1996. If such waivers had not been made the ratios of expenses to average net assets and ratios of net investment income/(loss) to average net assets would have been as follows:
  Ratios of
  expenses to
  average net
  assets before
  waivers........                            --         --       1.33%      1.60%(3)
  Ratios of net
  investment
  income/(loss)
  to average net
  assets before
  waivers........                            --         --       1.57%      2.17%(3)
  Ratios of
  expenses to
  average net
  assets before
  waivers........                            --         --      1.69 %     1.57%(3)        --         --      1.24%      2.30%(3)
  Ratios of net
  investment
  income/(loss)
  to average net
  assets before
  waivers........                            --         --     (0.22)%     0.86%(3)        --         --      4.63%      5.66%(3)

(6) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Unit(s).

iShares Financial Highlights

--------------------------------------------------------------------------------

                          iShares MSCI Canada Index Fund                iShares MSCI France Index Fund
                       ------------------------------------------    ----------------------------------------
                       For the  For the    For the      For the      For the   For the   For the    For the
                         year     year       year        period        year      year      year      period
                        ended    ended      ended      03/12/96*-     ended     ended     ended    03/12/96*-
                       08/31/99 08/31/98   08/31/97     8/31/96      08/31/99  08/31/98  08/31/97   08/31/96
                       -------- --------   --------    ----------    --------  --------  --------  ----------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period...........      $ 9.90   $13.43    $ 10.60       $10.17(1)   $ 19.13   $ 14.50   $ 12.73    $ 12.42(1)
                        ------   ------    -------      -------      -------   -------   -------    -------
 Net investment
 income/(loss)+...        0.07     0.07       0.05         0.04         0.14      0.30      0.17       0.17
 Net realized and
 unrealized
 gain/(loss) on
 investments and
 foreign currency
 related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies.......        3.87    (2.89)      2.97         0.43         3.88      4.76      1.95       0.45
                        ------   ------    -------      -------      -------   -------   -------    -------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations......        3.94    (2.82)      3.02         0.47         4.02      5.06      2.12       0.62
                        ------   ------    -------      -------      -------   -------   -------    -------
Less Distributions
 Dividends from
 net investment
 income...........       (0.08)   (0.13)     (0.05)       (0.03)       (0.10)    (0.19)    (0.15)     (0.09)
 Dividends in
 excess of net
 investment
 income...........       (0.01)   (0.00)**   (0.00)**     (0.01)       (0.02)    (0.03)       --      (0.01)
 Distributions
 from net realized
 gains............       (0.53)   (0.58)     (0.14)          --        (0.05)    (0.13)    (0.20)      0.00**
 Distributions in
 excess of net
 realized gains...          --       --         --         0.00**         --     (0.01)       --         --
 Return of
 capital..........          --       --         --         0.00**      (0.08)    (0.07)       --      (0.21)
                        ------   ------    -------      -------      -------   -------   -------    -------
  Total dividends
  and
  distributions...       (0.62)   (0.71)     (0.19)       (0.04)       (0.25)    (0.43)    (0.35)     (0.31)
                        ------   ------    -------      -------      -------   -------   -------    -------
 Net asset value,
 end of period....      $13.22   $ 9.90    $ 13.43      $ 10.60      $ 22.90   $ 19.13   $ 14.50    $ 12.73
                        ======   ======    =======      =======      =======   =======   =======    =======
Total Investment
Return(2).........       39.71%  (21.69)%    28.50%        4.63%(4)    21.01%    34.77%    16.60%      4.95%(4)
                          iShares MSCI Germany Index Fund
                       --------------------------------------------
                       For the   For the    For the    For the
                         year      year       year      period
                        ended     ended      ended    03/12/96*-
                       08/31/99  08/31/98   08/31/97   08/31/96
                       --------- ---------- --------- -------------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period...........     $  20.25  $ 16.31    $ 13.64    $ 13.23(1)
                       --------- ---------- --------- -------------
 Net investment
 income/(loss)+...         0.12     0.29       0.03       0.06
 Net realized and
 unrealized
 gain/(loss) on
 investments and
 foreign currency
 related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies.......         1.31     3.92       2.77       0.47
                       --------- ---------- --------- -------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations......         1.43     4.21       2.80       0.53
                       --------- ---------- --------- -------------
Less Distributions
 Dividends from
 net investment
 income...........        (0.10)   (0.17)     (0.03)     (0.03)
 Dividends in
 excess of net
 investment
 income...........        (0.01)   (0.01)     (0.01)     (0.01)
 Distributions
 from net realized
 gains............        (0.31)   (0.01)     (0.07)        --
 Distributions in
 excess of net
 realized gains...        (0.08)    0.00**       --      (0.01)
 Return of
 capital..........        (0.01)   (0.08)     (0.02)     (0.07)
                       --------- ---------- --------- -------------
  Total dividends
  and
  distributions...        (0.51)   (0.27)     (0.13)     (0.12)
                       --------- ---------- --------- -------------
 Net asset value,
 end of period....     $  21.17  $ 20.25    $ 16.31    $ 13.04
                       ========= ========== ========= =============
Total Investment
Return(2).........         7.04%   25.69%     20.51%      4.00%(4)

Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)...........      $9,253   $6,932    $24,168      $13,776      $77,885   $45,922   $14,519    $22,930
 Ratios of
 expenses to
 average net
 assets(5)........        1.23%    1.14 %     1.35%        1.44%(3)     1.06%     1.18%     1.52%      1.84%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5)........        0.53%    0.46 %     0.39%        0.79%(3)     0.67%     1.58%     1.17%      2.72%(3)
 Portfolio
 turnover(6)......       11.66%    3.70 %    11.02%        0.00%(4)     0.00%     5.65%     7.13%      0.00%(4)
Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)...........     $101,645  $72,934    $24,486    $28,664
 Ratios of
 expenses to
 average net
 assets(5)........         1.00%    1.08%      1.37%      1.68%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5)........         0.57%    1.43%      0.23%      1.00%(3)
 Portfolio
 turnover(6)......        13.67%    0.64%      9.04%      0.00%(4)
----
 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding throughout the period.
(1) Net asset value per share on March 12, 1996 (commencement of operations).
(2) Total investment return is calculated assuming a purchase of capital stock at net asset value per share on the first day and a sale at the net asset value per share on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3) Annualized.
(4) Not Annualized.
(5) Includes voluntary waivers through December 31, 1996. If such waivers had not been made the ratios of expenses to average net assets and ratios of net investment income/(loss) to average net assets would have been as follows:
  Ratios of
  expenses to
  average net
  assets before
  waivers.........          --       --       1.36%        1.45%(3)       --        --      1.52%      1.85%(3)
  Ratios of net
  investment
  income/(loss) to
  average net
  assets before
  waivers.........          --       --       0.39%        0.78%(3)       --        --      1.17%      2.71%(3)
  Ratios of
  expenses to
  average net
  assets before
  waivers.........           --       --       1.37%      1.69%(3)
  Ratios of net
  investment
  income/(loss) to
  average net
  assets before
  waivers.........           --       --       0.22%      0.99%(3)

(6) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Unit(s).

--------------------------------------------------------------------------------
                                                                         iShares

                         iShares MSCI Hong Kong Index Fund              iShares MSCI Italy Index Fund
                       ------------------------------------------   ----------------------------------------
                       For the   For the    For the     For the     For the   For the   For the    For the
                         year      year       year       period       year      year      year      period
                        ended     ended      ended     03/12/96*-    ended     ended     ended    03/12/96*-
                       08/31/99  08/31/98   08/31/97    08/31/96    08/31/99  08/31/98  08/31/97   08/31/96
                       --------  --------   --------   ----------   --------  --------  --------  ----------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period...........     $  6.41   $ 14.73    $ 13.05      $12.83(1)  $ 22.89   $ 16.66   $ 13.79    $ 13.62(1)
                       -------   -------    -------      ------     -------   -------   -------    -------
 Net investment
 income/(loss)+...        0.29      0.35       0.26        0.15        0.17      0.18      0.12       0.25
 Net realized and
 unrealized
 gain/(loss) on
 investments and
 foreign currency
 related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies.......        5.49     (8.27)      2.12        0.27        1.05      7.94      3.10       0.31
                       -------   -------    -------      ------     -------   -------   -------    -------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations......        5.78     (7.92)      2.38        0.42        1.22      8.12      3.22       0.56
                       -------   -------    -------      ------     -------   -------   -------    -------
Less Distributions
 Dividends from
 net investment
 income...........       (0.31)    (0.28)     (0.21)      (0.13)      (0.06)    (0.18)    (0.11)     (0.14)
 Dividends in
 excess of net
 investment
 income...........       (0.05)     0.00**    (0.01)      (0.02)         --     (1.02)    (0.24)     (0.03)
 Distributions
 from net realized
 gains............          --        --      (0.34)      (0.01)      (2.24)    (0.69)       --      (0.14)
 Distributions in
 excess of net
 realized gains...          --        --       0.00**        --          --        --        --         --
 Return of
 capital..........          --     (0.12)     (0.14)      (0.04)      (0.25)       --        --      (0.08)
                       -------   -------    -------      ------     -------   -------   -------    -------
  Total dividends
  and
  distributions...       (0.36)    (0.40)     (0.70)      (0.20)      (2.55)    (1.89)    (0.35)     (0.39)
                       -------   -------    -------      ------     -------   -------   -------    -------
 Net asset value,
 end of period....     $ 11.83   $  6.41    $ 14.73      $13.05     $ 21.56   $ 22.89   $ 16.66    $ 13.79
                       =======   =======    =======      ======     =======   =======   =======    =======
Total Investment
Return(2).........       90.51%   (54.22)%    17.80%       3.22%(4)    5.14%    47.66%    23.37%      4.11%(4)
                           iShares MSCI Japan Index Fund
                       -----------------------------------------------
                       For the    For the    For the     For the
                         year       year       year       period
                        ended      ended      ended     03/12/96*-
                       08/31/99   08/31/98   08/31/97    08/31/96
                       ---------- ---------- ---------- --------------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period...........     $   8.39   $  12.61   $  14.33    $  14.79(1)
                       ---------- ---------- ---------- --------------
 Net investment
 income/(loss)+...        (0.03)     (0.02)     (0.06)      (0.07)
 Net realized and
 unrealized
 gain/(loss) on
 investments and
 foreign currency
 related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies.......         4.91      (4.19)     (1.65)      (0.39)
                       ---------- ---------- ---------- --------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations......         4.88      (4.21)     (1.71)      (0.46)
                       ---------- ---------- ---------- --------------
Less Distributions
 Dividends from
 net investment
 income...........           --         --         --          --
 Dividends in
 excess of net
 investment
 income...........        (0.04)        --         --          --
 Distributions
 from net realized
 gains............           --       0.00**       --          --
 Distributions in
 excess of net
 realized gains...           --         --      (0.01)         --
 Return of
 capital..........        (0.01)     (0.01)        --          --
                       ---------- ---------- ---------- --------------
  Total dividends
  and
  distributions...        (0.05)     (0.01)     (0.01)         --
                       ---------- ---------- ---------- --------------
 Net asset value,
 end of period....     $  13.22   $   8.39   $  12.61    $  14.33
                       ========== ========== ========== ==============
Total Investment
Return(2).........        58.14 %   (33.38)%   (11.97)%     (3.11)%(4)

Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)...........     $77,200   $49,973    $25,417      $7,845     $58,224   $58,368   $32,495    $35,170
 Ratios of
 expenses to
 average net
 assets(5)........        1.01%     1.09 %     1.43%       1.52%(3)    1.03%     1.02%     1.33%      1.43%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5)........        2.84%     3.76 %     1.71%       2.37%(3)    0.70%     0.76%     0.76%      3.69%(3)
 Portfolio
 turnover(6)......       42.89%    21.50 %    22.90%       0.00%(4)    7.89%     8.16%    13.70%     19.80%(4)
Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)...........     $713,653   $201,485   $158,957    $103,164
 Ratios of
 expenses to
 average net
 assets(5)........         0.94 %     1.04 %     1.19 %      1.37 %(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5)........        (0.27)%    (0.21)%    (0.48)%     (1.01)%(3)
 Portfolio
 turnover(6)......         0.00 %     0.00 %    12.90 %     21.54 %(4)
----
 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding throughout the period.
(1) Net asset value per share on March 12, 1996 (commencement of operations).
(2) Total investment return is calculated assuming a purchase of capital stock at net asset value per share on the first day and a sale at the net asset value per share on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3) Annualized.
(4) Not Annualized.
(5) Includes voluntary waivers through December 31, 1996. If such waivers had not been made the ratios of expenses to average net assets and ratios of net investment income/(loss) to average net assets would have been as follows:
  Ratios of
  expenses to
  average net
  assets before
  waivers.........          --        --       1.43%       1.53%(3)      --        --      1.33%      1.44%(3)
  Ratios of net
  investment
  income/(loss) to
  average net
  assets before
  waivers.........          --        --       1.71%       2.36%(3)      --        --      0.76%      3.68%(3)
  Ratios of
  expenses to
  average net
  assets before
  waivers.........           --         --       1.19 %      1.38 %(3)
  Ratios of net
  investment
  income/(loss) to
  average net
  assets before
  waivers.........           --         --      (0.48)%     (1.02)%(3)

(6) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Unit(s).

iShares Financial Highlights

--------------------------------------------------------------------------------

                               iShares MSCI Malaysia
                                 (Free) Index Fund                   iShares MSCI Mexico (Free) Index Fund
                       ------------------------------------------    ----------------------------------------
                       For the   For the    For the     For the      For the   For the   For the    For the
                         year      year       year       period        year      year      year      period
                        ended     ended      ended     03/12/96*-     ended     ended     ended    03/12/96*-
                       08/31/99  08/31/98   08/31/97    08/31/96     08/31/99  08/31/98  08/31/97   08/31/96
                       --------  --------   --------   ----------    --------  --------  --------  ----------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period...........     $  2.11   $  8.23    $ 13.80      $13.24(1)   $  8.11    $15.11   $ 11.52     $ 9.95(1)
                       -------   -------    -------      ------      -------    ------   -------     ------
 Net investment
 income/(loss)+...        0.01      0.06       0.01       (0.02)        0.06      0.09      0.02       0.00**
 Net realized and
 unrealized
 gain/(loss) on
 investments and
 foreign currency
 related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies.......        3.67     (6.10)     (5.55)       0.59         5.36     (6.71)     4.07       1.59
                       -------   -------    -------      ------      -------    ------   -------     ------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations......        3.68     (6.04)     (5.54)       0.57         5.42     (6.62)     4.09       1.59
                       -------   -------    -------      ------      -------    ------   -------     ------
Less Distributions
 Dividends from
 net investment
 income...........       (0.01)    (0.05)      0.00**        --        (0.06)    (0.09)    (0.01)        --
 Dividends in
 excess of net
 investment
 income...........          --        --      (0.01)         --        (0.01)       --     (0.01)     (0.01)
 Distributions
 from net realized
 gains............          --        --         --          --           --     (0.29)    (0.44)        --
 Distributions in
 excess of net
 realized gains...          --        --         --          --        (0.01)       --        --         --
 Returns of
 capital..........       (0.19)    (0.03)     (0.02)      (0.01)       (0.06)       --     (0.04)     (0.01)
                       -------   -------    -------      ------      -------    ------   -------     ------
  Total dividends
  and
  distributions...       (0.02)    (0.08)     (0.03)      (0.01)       (0.14)    (0.38)    (0.50)     (0.02)
                       -------   -------    -------      ------      -------    ------   -------     ------
 Net assets value,
 end of period....     $  5.59   $  2.11    $  8.23      $13.80      $ 13.39    $ 8.11   $ 15.11     $11.52
                       =======   =======    =======      ======      =======    ======   =======     ======
Total Investment
Return(2).........      185.81%   (73.57)%   (40.20)%      4.28 %(4)   66.92%   (44.18)%   35.21%     15.93%(4)
                        iShares MSCI Netherlands Index Fund
                       -----------------------------------------
                       For the   For the   For the   For the
                         year      year      year     period
                        ended     ended     ended   03/12/96*-
                       08/31/99  08/31/98  08/31/97  08/31/96
                       --------- --------- -------- ------------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period...........     $ 23.50   $ 21.42    $17.36    $15.91(1)
                       --------- --------- -------- ------------
 Net investment
 income/(loss)+...        0.53      0.25      0.11      0.24
 Net realized and
 unrealized
 gain/(loss) on
 investments and
 foreign currency
 related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies.......        1.60      3.53      4.79      1.54
                       --------- --------- -------- ------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations......        2.13      3.78      4.90      1.78
                       --------- --------- -------- ------------
Less Distributions
 Dividends from
 net investment
 income...........       (0.43)    (0.16)    (0.10)    (0.14)
 Dividends in
 excess of net
 investment
 income...........       (0.01)       --     (0.01)    (0.01)
 Distributions
 from net realized
 gains............       (1.42)    (1.47)    (0.71)    (0.08)
 Distributions in
 excess of net
 realized gains...       (0.24)       --        --     (0.01)
 Returns of
 capital..........       (0.08)    (0.07)    (0.02)    (0.09)
                       --------- --------- -------- ------------
  Total dividends
  and
  distributions...       (2.18)    (1.70)    (0.84)    (0.33)
                       --------- --------- -------- ------------
 Net assets value,
 end of period....     $ 23.45   $ 23.50    $21.42    $17.36
                       ========= ========= ======== ============
Total Investment
Return(2).........        8.98%    17.41%    28.04%    11.19%(4)

Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)...........     $95,251   $35,867    $12,339      $9,318      $21,430    $7,296   $16,627     $5,759
 Ratios of
 expenses to
 average net
 assets(5)........        1.43%     1.09 %     1.46 %      1.58 %(3)    1.26%     1.34 %    1.63%      1.75%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5)........        0.33%     1.40 %     0.04 %     (0.35)%(3)    0.52%     0.60 %    0.14%      0.01%(3)
 Portfolio
 turnover(6)......        7.24%     2.11 %     0.00 %      0.00 %(4)   18.36%    14.05 %   22.80%      0.00%(4)
Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)...........     $31,685   $22,349    $9,661    $6,962
 Ratios of
 expenses to
 average net
 assets(5)........        1.07%     1.12%     1.46%     1.63%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5)........        2.20%     1.00%     0.54%     2.93%(3)
 Portfolio
 turnover(6)......       32.13%    15.81%    12.68%     4.32%(4)
----
 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding throughout the period.
(1) Net asset value per share on March 12, 1996 (commencement of operations).
(2) Total investment return is calculated assuming a purchase of capital stock at net asset value per share on the first day and a sale at the net asset value per share on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3) Annualized.
(4) Not Annualized.
(5) Includes voluntary waivers through December 31, 1996. If such waivers had not been made the ratios of expenses to average net assets and ratios of net investment income/(loss) to average net assets would have been as follows:
  Ratios of
  expenses to
  average net
  assets before
  waivers.........          --        --       1.47%       1.59 %(3)      --        --      1.63%      1.76%(3)
  Ratios of net
  investment
  income/(loss) to
  average net
  assets before
  waivers.........          --        --       0.04%      (0.36)%(3)      --        --      0.13%      0.00%(3)
  Ratios of
  expenses to
  average net
  assets before
  waivers.........          --        --      1.46%     1.64%(3)
  Ratios of net
  investment
  income/(loss) to
  average net
  assets before
  waivers.........          --        --      0.53%     2.92%(3)

(6) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Unit(s).

--------------------------------------------------------------------------------
                                                                         iShares

                        iShares MSCI Singapore (Free) Index
                                       Fund                              iShares MSCI Spain Index Fund
                       ------------------------------------------    ---------------------------------------
                       For the   For the    For the     For the      For the   For the   For the   For the
                         year      year       year       period        year      year      year     period
                        ended     ended      ended     03/12/96*-     ended     ended     ended   03/12/96*-
                       08/31/99  08/31/98   08/31/97    08/31/96     08/31/99  08/31/98  08/31/97  08/31/96
                       --------  --------   --------   ----------    --------  --------  -------- ----------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period...........     $   3.30  $  8.66    $ 11.38      $12.24(1)   $ 23.84   $ 18.49    $14.09    $13.28(1)
                       --------  -------    -------      ------      -------   -------    ------    ------
 Net investment
 income/(loss)+...         0.05     0.07       0.00**      0.04         0.09      0.16      0.19      0.14
 Net realized and
 unrealized
 gain/(loss) on
 investments and
 foreign currency
 related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies.......         4.70    (5.37)     (2.67)      (0.86)        3.14      5.94      5.33      0.98
                       --------  -------    -------      ------      -------   -------    ------    ------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations......         4.75    (5.30)     (2.67)      (0.82)        3.23      6.10      5.52      1.12
                       --------  -------    -------      ------      -------   -------    ------    ------
Less Distributions
 Dividends from
 net investment
 income...........        (0.05)   (0.04)      0.00**     (0.03)       (0.07)    (0.12)    (0.12)    (0.18)
 Dividends in
 excess of net
 investment
 income...........        (0.06)   (0.01)     (0.01)      (0.01)       (0.02)    (0.02)    (0.05)       --
 Distributions
 from net realized
 gains............           --       --      (0.02)         --        (1.35)    (0.55)    (0.86)    (0.13)
 Distributions in
 excess of net
 realized gains...           --       --         --          --           --        --        --        --
 Return of
 capital..........        (0.01)   (0.01)     (0.02)         --        (0.04)    (0.06)    (0.09)       --
                       --------  -------    -------      ------      -------   -------    ------    ------
  Total dividends
  and
  distributions...        (0.12)   (0.06)     (0.05)      (0.04)       (1.48)    (0.75)    (1.12)    (0.31)
                       --------  -------    -------      ------      -------   -------    ------    ------
 Net asset value,
 end of period....     $   7.93  $  3.30    $  8.66      $11.38      $ 25.59   $ 23.84    $18.49    $14.09
                       ========  =======    =======      ======      =======   =======    ======    ======
Total Investment
Return(2).........       144.52%  (61.29)%   (23.48)%     (6.73)%(4)   13.39%    32.58%    39.15%     8.45%(4)
                          iShares MSCI Sweden Index Fund
                       ------------------------------------------
                       For the   For the   For the    For the
                         year      year      year      period
                        ended     ended     ended    03/12/96*-
                       08/31/99  08/31/98  08/31/97   08/31/96
                       --------- --------- --------- ------------
Per Share
Operating
Performance
 Net asset value,
 beginning of
 period...........     $ 18.39   $ 18.32    $14.67     $13.22(1)
                       --------- --------- --------- ------------
 Net investment
 income/(loss)+...        0.10      0.10     (0.03)      0.20
 Net realized and
 unrealized
 gain/(loss) on
 investments and
 foreign currency
 related
 transactions and
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies.......        4.52      0.95      4.45       1.67
                       --------- --------- --------- ------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations......        4.62      1.05      4.42       1.87
                       --------- --------- --------- ------------
Less Distributions
 Dividends from
 net investment
 income...........       (0.09)    (0.08)       --      (0.23)
 Dividends in
 excess of net
 investment
 income...........       (0.01)    (0.01)       --      (0.07)
 Distributions
 from net realized
 gains............       (0.62)    (0.86)    (0.77)     (0.12)
 Distributions in
 excess of net
 realized gains...       (0.01)    (0.01)       --         --
 Return of
 capital..........       (0.02)    (0.02)       --         --
                       --------- --------- --------- ------------
  Total dividends
  and
  distributions...       (0.75)    (0.98)    (0.77)     (0.42)
                       --------- --------- --------- ------------
 Net asset value,
 end of period....     $ 22.26   $ 18.39    $18.32     $14.67
                       ========= ========= ========= ============
Total Investment
Return(2).........       25.09%     5.48%    30.10 %    14.13%(4)

Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)...........     $113,438  $47,248    $14,722      $9,107      $36,469   $25,029    $8,321    $4,227
 Ratios of
 expenses to
 average net
 assets(5)........         0.97%    1.08 %     1.43 %      1.56 %(3)    1.04%     1.11%     1.67%     1.76%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5)........         0.76%    1.17 %     0.03 %      0.69 %(3)    0.31%     0.61%     1.04%     2.04%(3)
 Portfolio
 turnover(6)......        25.31%   67.17 %    13.40 %     26.29 %(4)   16.58%     9.10%    19.21%     4.73%(4)
Ratios/Supplemental
Data
 Net assets, end
 of period (in
 000's)...........     $20,034   $13,791    $8,243     $4,400
 Ratios of
 expenses to
 average net
 assets(5)........        1.13%     1.17%     1.64 %     1.75%(3)
 Ratios of net
 investment
 income/(loss) to
 average net
 assets(5)........        0.49%     0.48%    (0.19)%     3.05%(3)
 Portfolio
 turnover(6)......       33.44%    10.88%    13.71 %     5.87%(4)
----
 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding throughout the period.
(1) Net asset value per share on March 12, 1996 (commencement of operations).
(2) Total investment return is calculated assuming a purchase of capital stock at net asset value per share on the first day and a sale at the net asset value per share on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3) Annualized.
(4) Not Annualized.
(5) Includes voluntary waivers through December 31, 1996. If such waivers had not been made the ratios of expenses to average net assets and ratios of net investment income/loss to average net assets would have been as follows:
  Ratios of
  expenses to
  average net
  assets before
  waivers.........           --       --       1.43%       1.57%(3)       --        --      1.67%     1.77%(3)
  Ratios of net
  investment
  income/(loss) to
  average net
  assets before
  waivers.........           --       --       0.03%       0.68%(3)       --        --      1.04%     2.03%(3)
  Ratios of
  expenses to
  average net
  assets before
  waivers.........          --        --      1.64 %     1.76%(3)
  Ratios of net
  investment
  income/(loss) to
  average net
  assets before
  waivers.........          --        --     (0.19)%     3.04%(3)

(6) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Unit(s).

iShares Financial Highlights

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                                                                         page 45
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
                                                                             iShares MSCI United Kingdom Index
                             iShares MSCI Switzerland Index Fund                           Fund
                            --------------------------------------------   ----------------------------------------
                            For the   For the      For the     For the     For the   For the   For the    For the
                              year      year         year       period       year      year      year      period
                             ended     ended        ended     03/12/96*-    ended     ended     ended    03/12/96*-
                            08/31/99  08/31/98     08/31/97    08/31/96    08/31/99  08/31/98  08/31/97   08/31/96
                            --------  --------     --------   ----------   --------  --------  --------  ----------
Per Share Operating
Performance
 Net asset value,
 beginning of period......  $ 15.55   $ 13.79      $ 12.29      $12.07(1)  $  18.48  $ 16.50   $ 13.15    $ 12.14(1)
                            -------   -------      -------      ------     --------  -------   -------    -------
 Net investment
 income/loss+.............     0.04     (0.00)%**    (0.04)       0.08         0.44     0.37      0.38       0.21
 Net realized and
 unrealized gain/ (loss)
 on investments and
 foreign currency related
 transactions and
 translation of other
 assets and liabilities
 denominated in foreign
 currencies...............     0.19      3.01         2.11        0.24         2.40     2.12      3.62       1.06
                            -------   -------      -------      ------     --------  -------   -------    -------
  Net increase/(decrease)
  in net assets resulting
  from operations.........     0.23      3.01         2.07        0.32         2.84     2.49      4.00       1.27
                            -------   -------      -------      ------     --------  -------   -------    -------
Less Distributions
 Dividends from net
 investment income........    (0.03)       --           --       (0.10)       (0.36)   (0.29)    (0.32)     (0.20)
 Dividends in excess of
 net investment income....    (0.04)    (0.01)          --          --        (0.01)   (0.04)    (0.06)     (0.03)
 Distributions from net
 realized gains...........    (0.17)    (1.21)       (0.57)         --        (0.60)   (0.11)    (0.17)      0.00**
 Distributions in excess
 of net realized gains....    (0.14)       --           --          --        (0.02)      --        --         --
 Return of capital........    (0.01)    (0.03)        0.00**        --        (0.08)   (0.07)    (0.10)     (0.03)
                            -------   -------      -------      ------     --------  -------   -------    -------
  Total dividends and
  distributions...........    (0.39)    (1.25)       (0.57)      (0.10)       (1.07)   (0.51)    (0.65)     (0.26)
                            -------   -------      -------      ------     --------  -------   -------    -------
 Net asset value, end of
 period...................  $ 15.39   $ 15.55      $ 13.79      $12.29     $  20.25  $ 18.48   $ 16.50    $ 13.15
                            =======   =======      =======      ======     ========  =======   =======    =======
Total Investment
Return(2).................     1.47%    21.24 %      16.69 %      2.60%(4)    15.33%   14.98%    30.48%     10.41%(4)

Ratios/Supplemental Data
 Net assets, end of period
 (in 000's)...............  $38,499   $29,153      $13,805      $6,158     $113,402  $62,846   $29,721    $15,790
 Ratios of expenses to
 average net assets(5)....     1.09%     1.15 %       1.52 %      1.82%(3)     0.97%    1.03%     1.38%      1.61%(3)
 Ratios of net investment
 income/(loss) to average
 net assets(5)............     0.24%    (0.03)%      (0.29)%      1.39%(3)     2.16%    1.90%     2.47%      3.62%(3)
 Portfolio turnover(6)....    35.10%    43.09 %      48.05 %     17.06%(4)    13.24%    2.83%     1.84%      0.00%(4)
----
 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding throughout the period.
(1) Net asset value per share on March 12, 1996 (commencement of operations).
(2) Total investment return is calculated assuming a purchase of capital stock at net asset value per share on the first day and a sale at the net asset value per share on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3) Annualized.
(4) Not Annualized.
(5) Includes voluntary waivers through December 31, 1996. If such waivers had not been made the ratios of expenses to average net assets and ratios of net investment income/(loss) to average net assets would have been as follows:
  Ratios of expenses to
  average net assets
  before waivers..........       --        --         1.53 %      1.83%(3)       --       --      1.38%      1.62%(3)
  Ratios of net Investment
  Income/(loss) to average
  net assets before
  waivers.................       --        --        (0.29)%      1.38%(3)       --       --      2.47%      3.61%(3)

(6) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Unit(s).

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The iShares MSCI Index Funds

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

                              For More Information

                   FOR INVESTORS WHO WANT MORE INFORMATION ON
                         THE iSHARES MSCI INDEX FUNDS,
            THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports: Contain performance data and information on portfolio holdings for the Company's most recently completed fiscal year or half year, a statement from management and, on an annual basis, the auditor's report.

Statement of Additional Information (SAI): Contains more detailed information about the Company's policies, investment restrictions, risks and business structure. This Prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about Index Funds may be obtained without charge by contacting:

                                 iSHARES, INC.
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 1-800-474-2737
                                www.iShares.com

Information about Index Funds (including the SAI) can be viewed and copied at the Public Reference Room of the SEC in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about Index Funds may be viewed on-screen or downloaded from the SEC's Internet site at www.sec.gov.

         FOR MORE INFORMATION ON iSHARES MSCI INDEX FUNDS, PLEASE CALL:
                                 1-800-iSHARES
                                (1-800-474-2737)


                   Investment Company Act File No. 811-09102.

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The iShares MSCI Index Funds

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




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[LOGO OF BARCLAYS GLOBAL INVESTORS]

                     45 Fremont Street     www.ishares.com     1-800-iSHARES

                     San Francisco,CA                          1-800-474-2737

                     94105



iShares are distributed by SEI Investments Distribution C. Barclays Global Fund Advisors serves as an advisor to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by MSCI. Nor does this company make any representation regarding the advisability of investing in iShares.

(C)2000 Barclays Global Investors, All rights reserved, iShares is a servicemark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BGI-F-002-02000 (9/00)

Not FDIC Insured
Have no bank guarantee
May lose value